American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity Fund
May 31, 2025

Avantis Emerging Markets Equity Fund - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.4%
Brazil — 4.7%
Allos SA	65,561	254,243
Ambev SA, ADR	162,318	396,056
Ambipar Participacoes e Empreendimentos SA(1)	2,100	69,317
Anima Holding SA	600	443
Auren Energia SA	37,902	65,539
Automob Participacoes SA(1)	1,985	4,345
B3 SA - Brasil Bolsa Balcao	133,300	323,490
Banco ABC Brasil SA, Preference Shares	19,292	71,339
Banco Bradesco SA	122,459	298,466
Banco Bradesco SA, ADR	405,898	1,168,986
Banco BTG Pactual SA	76,100	526,094
Banco do Brasil SA	136,220	557,789
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	53,300	112,667
Banco Mercantil do Brasil SA, Preference Shares	800	5,498
Banco Pan SA, Preference Shares	28,200	45,114
Banco Santander Brasil SA, ADR	28,959	150,587
BB Seguridade Participacoes SA	62,200	409,664
Bemobi Mobile Tech SA	5,500	18,329
BR Advisory Partners Participacoes SA	19,100	50,993
BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,400	34,727
Braskem SA, Class A, ADR(1)(2)	13,074	49,550
Brava Energia(1)	0	2
Brava Energia(1)	48,639	160,727
BRF SA, ADR(2)	46,430	162,969
C&A Modas SA	33,500	104,667
Caixa Seguridade Participacoes SA	14,000	36,570
Camil Alimentos SA	13,900	11,544
Centrais Eletricas Brasileiras SA, ADR	55,225	404,799
Centrais Eletricas Brasileiras SA, Class B Preference Shares	13,900	114,491
Cia Brasileira de Aluminio(1)	42,653	34,976
Cia Brasileira de Distribuicao(1)	52,900	27,840
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	19,200	23,566
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	38,845	797,876
Cia de Saneamento de Minas Gerais Copasa MG	41,300	172,074
Cia De Sanena Do Parana	23,000	131,779
Cia De Sanena Do Parana, Preference Shares	214,100	244,440
Cia Energetica de Minas Gerais, ADR	267,411	500,059
Cia Paranaense de Energia - Copel	23,700	48,357
Cia Paranaense de Energia - Copel, ADR(2)	3,539	28,984
Cia Paranaense de Energia - Copel, Preference Shares	103,000	230,149
Cia Paranaense de Energia - Copel, Preference Shares, ADR	14,158	127,139
Cia Siderurgica Nacional SA, ADR(2)	74,734	108,364
Cosan SA	140,244	203,519
CPFL Energia SA	18,600	131,675
Cristal Pigmentos do Brasil SA, Preference Shares(1)	200	769
Cury Construtora e Incorporadora SA	44,700	223,832
Cyrela Brazil Realty SA Empreendimentos e Participacoes	48,000	209,641
Dexco SA	106,938	102,834
Dexxos Participacoes SA	3,600	5,885

EcoRodovias Infraestrutura e Logistica SA(1)	54,100	64,699
Embraer SA, ADR	10,866	499,727
Empreendimentos Pague Menos SA	31,164	19,179
Energisa SA	41,400	345,489
Eneva SA(1)	42,000	103,320
Engie Brasil Energia SA	24,400	175,764
Equatorial Energia SA	18,375	117,392
Eucatex SA Industria e Comercio, Preference Shares	3,000	9,656
Even Construtora e Incorporadora SA	21,800	27,443
Ez Tec Empreendimentos e Participacoes SA	16,300	37,790
Fras-Le SA	16,400	75,125
Gerdau SA, ADR	194,010	510,246
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	2,495	659
Grazziotin SA, Preference Shares	200	964
Grendene SA	46,400	43,240
Grupo Mateus SA	33,900	47,298
Grupo Multi SA(1)	62,800	11,529
Grupo SBF SA	29,300	63,062
Guararapes Confeccoes SA(1)	19,100	28,519
Hapvida Participacoes e Investimentos SA(1)	91,728	45,708
Hypera SA	7,300	32,278
Iguatemi SA	39,437	157,141
Iochpe Maxion SA	40,800	87,100
Irani Papel e Embalagem SA	5,300	6,876
IRB-Brasil Resseguros SA(1)	14,647	125,279
Isa Energia Brasil SA, Preference Shares	30,200	123,187
Itau Unibanco Holding SA, ADR	252,588	1,664,555
Jalles Machado SA	18,157	13,016
JBS SA	69,800	489,375
JHSF Participacoes SA	84,900	78,821
Kepler Weber SA	37,300	53,151
Klabin SA	104,800	337,332
Light SA(1)	15,600	16,911
Localiza Rent a Car SA	15,248	114,370
LOG Commercial Properties e Participacoes SA	4,900	18,017
Log-in Logistica Intermodal SA(1)	5,558	24,790
Lojas Quero-Quero SA	43,536	22,074
Lojas Renner SA	204,787	644,849
M Dias Branco SA	7,800	32,566
Magazine Luiza SA	11,615	18,703
Mahle Metal Leve SA	11,600	65,002
Marcopolo SA	12,500	12,720
Marcopolo SA, Preference Shares	103,800	131,758
Marfrig Global Foods SA	72,743	321,394
Marisa Lojas SA(1)	7,757	1,994
Metalurgica Gerdau SA, Preference Shares	87,800	128,027
Mills Locacao Servicos e Logistica SA	12,849	23,746
Minerva SA(1)	60,100	52,855
Motiva Infraestrutura de Mobilidade SA	138,800	326,888
Moura Dubeux Engenharia SA	9,100	32,569
Movida Participacoes SA	24,200	29,279
MRV Engenharia e Participacoes SA(1)	85,800	79,507
Multiplan Empreendimentos Imobiliarios SA	18,400	86,603
Natura & Co. Holding SA(1)	24,178	44,387
NU Holdings Ltd., Class A(1)	6,751	81,079

Oceanpact Servicos Maritimos SA(1)	13,400	13,565
Odontoprev SA	55,660	107,048
Orizon Valorizacao de Residuos SA(1)	3,300	29,951
Pagseguro Digital Ltd., Class A	28,413	253,160
Patria Investments Ltd., Class A	7,279	92,734
Pet Center Comercio e Participacoes SA	93,200	70,884
Petroleo Brasileiro SA - Petrobras, ADR	134,560	1,552,822
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	157,986	1,709,408
Petroreconcavo SA	27,600	69,682
Plano & Plano Desenvolvimento Imobiliario SA	18,100	46,520
Porto Seguro SA	3,800	34,548
Portobello SA(1)	18,400	16,793
Positivo Tecnologia SA	18,500	15,332
PRIO SA(1)	114,600	786,241
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	1,821
Raia Drogasil SA	142,032	371,501
Raizen SA, Preference Shares	182,400	62,506
Rede D'Or Sao Luiz SA	17,010	112,151
Romi SA	7,778	12,661
Rumo SA(1)	94,200	311,941
Santos Brasil Participacoes SA	85,400	203,664
Sao Carlos Empreendimentos e Participacoes SA	100	303
Sao Martinho SA	37,100	136,153
Ser Educacional SA	19,400	34,462
Serena Energia SA(1)	55,200	110,603
Simpar SA	59,500	55,656
SLC Agricola SA	51,740	171,517
Smartfit Escola de Ginastica e Danca SA	15,994	66,666
StoneCo Ltd., A Shares(1)	10,828	147,802
Suzano SA, ADR(2)	78,919	685,017
SYN prop e tech SA	7,800	8,183
Taurus Armas SA, Preference Shares	11,660	15,718
Tegma Gestao Logistica SA	4,500	28,804
Telefonica Brasil SA, ADR	23,694	235,281
TIM SA, ADR(2)	18,131	308,408
TOTVS SA	12,900	96,398
Transmissora Alianca de Energia Eletrica SA	54,200	335,368
Trisul SA	15,400	20,894
Tupy SA	14,700	49,296
Ultrapar Participacoes SA, ADR(2)	58,586	166,970
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(1)	71,700	64,937
Vale SA, ADR	252,819	2,308,237
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	17,600	83,361
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	86,200	74,000
Vibra Energia SA	214,600	754,167
Vulcabras SA	10,900	38,592
WEG SA	63,800	473,522
Wilson Sons SA	35,500	107,689
Wiz Co.	4,600	5,807
XP, Inc., Class A	29,741	575,786
YDUQS Participacoes SA	19,100	52,563
Zamp SA(1)	16,028	9,500
		29,764,364
Chile — 0.6%
Banco de Chile	2,959,390	443,208

Banco de Credito e Inversiones SA	7,079	281,077
Banco Itau Chile SA	4,740	62,241
Banco Santander Chile, ADR	9,745	235,244
Besalco SA	2,057	1,761
CAP SA(1)	6,824	36,639
Cencosud SA	120,059	408,715
Cencosud Shopping SA	29,082	59,476
Cia Sud Americana de Vapores SA	1,175,240	63,820
Colbun SA	1,355,736	209,932
Embotelladora Andina SA, Class B Preference Shares	49,724	217,992
Empresa Nacional de Telecomunicaciones SA	21,346	62,064
Empresas CMPC SA	136,824	218,361
Empresas Copec SA	26,306	183,499
Enel Americas SA	1,315,806	124,229
Enel Chile SA	3,805,003	273,463
Engie Energia Chile SA	104,112	138,866
Falabella SA	69,740	336,111
Ripley Corp. SA	168,455	79,041
Salfacorp SA	2,048	1,548
Sociedad Quimica y Minera de Chile SA, ADR(1)(2)	7,270	221,226
SONDA SA	1,402	528
Vina Concha y Toro SA	44,721	54,289
		3,713,330
China — 25.7%
361 Degrees International Ltd.	194,000	106,301
3SBio, Inc.(1)	309,500	743,793
AAC Technologies Holdings, Inc.	200,500	927,244
Agile Group Holdings Ltd.(1)(2)	766,000	41,593
Agora, Inc., ADR(1)	16,639	59,568
Agricultural Bank of China Ltd., H Shares	1,706,000	1,093,105
Air China Ltd., H Shares(1)	28,000	21,066
Ajisen China Holdings Ltd.	4,000	397
AK Medical Holdings Ltd.	8,000	6,033
Akeso, Inc.(1)(2)	22,000	234,218
Alibaba Group Holding Ltd., ADR	75,170	8,557,353
Alibaba Health Information Technology Ltd.(1)(2)	74,000	42,288
A-Living Smart City Services Co. Ltd.(2)	175,250	61,953
Aluminum Corp. of China Ltd., H Shares	532,000	308,972
ANE Cayman, Inc.(1)	159,000	172,860
Angang Steel Co. Ltd., H Shares(1)	4,000	798
Anhui Conch Cement Co. Ltd., H Shares	144,000	374,213
Anhui Expressway Co. Ltd., H Shares	80,000	124,514
ANTA Sports Products Ltd.	181,200	2,186,577
Anton Oilfield Services Group	182,000	25,216
Ascletis Pharma, Inc.(1)(2)	71,000	69,214
AsiaInfo Technologies Ltd.(2)	152,800	181,190
Atour Lifestyle Holdings Ltd., ADR	8,541	267,419
Autohome, Inc., ADR	5,218	127,945
BAIC Motor Corp. Ltd., H Shares	648,500	163,376
Baidu, Inc., ADR(1)(2)	6,314	517,117
Bairong, Inc.(1)(2)	18,500	18,616
Bank of China Ltd., H Shares	5,311,000	3,077,226
Bank of Chongqing Co. Ltd., H Shares	165,500	170,482
Bank of Communications Co. Ltd., H Shares	883,000	770,764
BBMG Corp., H Shares	541,000	46,777

Beijing Capital International Airport Co. Ltd., H Shares(1)	94,000	33,219
Beijing Enterprises Holdings Ltd.	54,000	226,258
Beijing Jingneng Clean Energy Co. Ltd., H Shares	424,000	131,116
Beijing North Star Co. Ltd., H Shares(1)	4,000	366
BeOne Medicines Ltd., ADR(1)	885	217,338
Binjiang Service Group Co. Ltd.	4,500	14,584
BOC Aviation Ltd.	26,900	217,234
BOE Varitronix Ltd.	138,000	100,550
Bosideng International Holdings Ltd.	1,016,000	567,460
Brilliance China Automotive Holdings Ltd.	984,000	387,307
BYD Co. Ltd., H Shares	78,000	3,876,445
BYD Electronic International Co. Ltd.	52,500	207,127
C&D Property Management Group Co. Ltd.	12,000	3,917
Canadian Solar, Inc.(1)(2)	621	6,539
Cango, Inc., ADR(1)(2)	5,200	23,660
Cathay Group Holdings, Inc.	12,000	2,092
Central China New Life Ltd.(1)	62,000	10,030
Chaowei Power Holdings Ltd.	36,000	6,004
Cheetah Mobile, Inc., ADR(1)	61	279
China Aircraft Leasing Group Holdings Ltd.	1,000	502
China BlueChemical Ltd., H Shares	358,000	92,544
China Bohai Bank Co. Ltd., H Shares(1)	215,000	24,630
China Chunlai Education Group Co. Ltd.(2)	44,000	23,544
China Cinda Asset Management Co. Ltd., H Shares(2)	1,306,000	172,065
China CITIC Bank Corp. Ltd., H Shares	964,000	848,589
China Coal Energy Co. Ltd., H Shares	320,000	358,181
China Communications Services Corp. Ltd., H Shares	468,000	268,824
China Conch Environment Protection Holdings Ltd.	5,500	405
China Conch Venture Holdings Ltd.	342,500	381,330
China Construction Bank Corp., H Shares	7,371,000	6,590,239
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	756,000	217,376
China Dongxiang Group Co. Ltd.(1)	210,000	10,394
China East Education Holdings Ltd.	210,000	167,551
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	14,000	5,337
China Education Group Holdings Ltd.	350,841	119,471
China Energy Development Holdings Ltd.(1)	48,000	288
China Everbright Bank Co. Ltd., H Shares	462,000	213,614
China Everbright Environment Group Ltd.	676,000	334,722
China Everbright Greentech Ltd.	104,000	10,192
China Everbright Ltd.	216,000	127,263
China Feihe Ltd.	811,000	626,774
China Foods Ltd.	32,000	12,598
China Galaxy Securities Co. Ltd., H Shares	510,000	490,335
China Gas Holdings Ltd.	182,000	165,706
China Glass Holdings Ltd.(1)	156,000	4,757
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	51,000	5,709
China Hongqiao Group Ltd.	654,000	1,162,136
China International Capital Corp. Ltd., H Shares	79,200	146,807
China Isotope & Radiation Corp.	2,200	3,565
China Kepei Education Group Ltd.(2)	68,000	11,938
China Lesso Group Holdings Ltd.	429,000	214,086
China Life Insurance Co. Ltd., Class H	784,580	1,588,589
China Lilang Ltd.	24,000	11,185
China Longyuan Power Group Corp. Ltd., H Shares	617,000	510,564
China Medical System Holdings Ltd.	344,000	469,113

China Meidong Auto Holdings Ltd.	294,000	77,819
China Mengniu Dairy Co. Ltd.	896,000	2,002,075
China Merchants Bank Co. Ltd., H Shares	365,000	2,259,833
China Merchants Land Ltd.	40,000	1,082
China Merchants Port Holdings Co. Ltd.	209,814	405,216
China Minsheng Banking Corp. Ltd., H Shares	933,500	479,263
China Modern Dairy Holdings Ltd.(2)	552,000	75,733
China National Building Material Co. Ltd., H Shares	788,832	350,926
China New Higher Education Group Ltd.	299,101	35,037
China Nonferrous Mining Corp. Ltd.	411,000	300,873
China Oriental Group Co. Ltd.(2)	26,000	4,468
China Pacific Insurance Group Co. Ltd., H Shares	340,400	1,057,560
China Petroleum & Chemical Corp., Class H	2,098,300	1,130,023
China Power International Development Ltd.(2)	1,240,000	505,132
China Railway Group Ltd., H Shares	339,000	152,458
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	12,560
China Rare Earth Holdings Ltd.(1)	68,000	3,379
China Resources Beer Holdings Co. Ltd.	70,000	221,538
China Resources Building Materials Technology Holdings Ltd.	732,000	153,361
China Resources Gas Group Ltd.	102,400	271,883
China Resources Land Ltd.	427,000	1,383,162
China Resources Mixc Lifestyle Services Ltd.	43,000	203,244
China Resources Pharmaceutical Group Ltd.	139,500	91,488
China Resources Power Holdings Co. Ltd.(2)	348,000	902,859
China Sanjiang Fine Chemicals Co. Ltd.(1)	48,000	10,700
China Shenhua Energy Co. Ltd., H Shares	205,000	864,010
China Shineway Pharmaceutical Group Ltd.	117,000	113,459
China South City Holdings Ltd.(1)(2)	148,000	2,167
China Starch Holdings Ltd.	515,000	12,147
China Sunshine Paper Holdings Co. Ltd.(1)	69,000	15,419
China Suntien Green Energy Corp. Ltd., H Shares(2)	162,000	87,418
China Taiping Insurance Holdings Co. Ltd.	501,800	767,980
China Tobacco International HK Co. Ltd.	5,000	21,784
China Tower Corp. Ltd., Class H	926,600	1,372,113
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	662,000	190,533
China Travel International Investment Hong Kong Ltd.	318,000	41,676
China Vanke Co. Ltd., H Shares(1)(2)	97,700	63,499
China Water Affairs Group Ltd.(2)	120,000	93,266
China Xinhua Education Group Ltd.	17,000	1,277
China XLX Fertiliser Ltd.(1)	234,000	137,349
China Yongda Automobiles Services Holdings Ltd.(2)	460,500	141,291
China Youran Dairy Group Ltd.(1)(2)	301,000	102,044
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	121,160
Chow Tai Fook Jewellery Group Ltd.(2)	214,200	304,078
CIFI Holdings Group Co. Ltd.(1)	282,880	8,766
CIMC Enric Holdings Ltd.	170,000	130,513
CITIC Ltd.	514,000	646,441
CITIC Securities Co. Ltd., H Shares	148,825	374,550
CMGE Technology Group Ltd.(1)	110,000	6,213
CMOC Group Ltd., H Shares	354,000	282,178
COFCO Joycome Foods Ltd.(1)(2)	974,000	185,914
Concord New Energy Group Ltd.	1,440,000	80,725
Consun Pharmaceutical Group Ltd.	90,000	121,555
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	48,000	37,393
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	248,549	427,827

COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	9,983
COSCO SHIPPING Ports Ltd.	282,254	168,362
Country Garden Services Holdings Co. Ltd.	741,000	628,521
CSPC Pharmaceutical Group Ltd.	1,345,200	1,385,033
CSSC Hong Kong Shipping Co. Ltd.	460,000	108,847
Daqo New Energy Corp., ADR(1)(2)	16,280	217,501
Datang International Power Generation Co. Ltd., H Shares(2)	6,000	1,467
Digital China Holdings Ltd.(2)	152,000	60,492
Dongfeng Motor Group Co. Ltd., Class H	356,000	196,444
Dongyue Group Ltd.(2)	358,000	418,016
DPC Dash Ltd.(1)	11,400	137,879
Edvantage Group Holdings Ltd.	92,754	17,476
ENN Energy Holdings Ltd.	18,500	146,686
Essex Bio-technology Ltd.	21,000	14,030
Ever Sunshine Services Group Ltd.	90,000	21,719
Evergrande Property Services Group Ltd.(1)	314,500	29,197
Excellence Commercial Property & Facilities Management Group Ltd.	65,000	11,497
FIH Mobile Ltd.(1)	28,400	33,503
FinVolution Group, ADR	45,665	381,759
First Tractor Co. Ltd., H Shares(2)	12,000	9,909
Flat Glass Group Co. Ltd., H Shares	4,000	4,229
Fosun International Ltd.	320,000	186,745
Fountain SET Holdings Ltd.	6,000	497
Fu Shou Yuan International Group Ltd.(2)	314,000	143,849
Fufeng Group Ltd.	517,000	449,326
Fuyao Glass Industry Group Co. Ltd., H Shares	40,000	285,727
Ganfeng Lithium Group Co. Ltd., H Shares(2)	16,480	40,171
GCL Technology Holdings Ltd.(1)(2)	3,073,000	319,869
GDS Holdings Ltd., Class A(1)(2)	182,700	541,043
Geely Automobile Holdings Ltd.	1,306,000	2,910,835
Gemdale Properties & Investment Corp. Ltd.(2)	1,556,000	53,269
Genertec Universal Medical Group Co. Ltd.	209,000	141,819
GF Securities Co. Ltd., H Shares	111,600	156,401
Giant Biogene Holding Co. Ltd.	53,200	479,437
GOME Retail Holdings Ltd.(1)	1,993,000	4,804
Goodbaby International Holdings Ltd.(1)	263,000	41,123
Grand Pharmaceutical Group Ltd.(2)	271,500	298,380
Great Wall Motor Co. Ltd., H Shares(1)(2)	148,000	228,390
Greentown China Holdings Ltd.	259,500	313,072
Greentown Management Holdings Co. Ltd.(2)	181,000	62,613
Guangdong Investment Ltd.	456,000	369,888
Guangzhou Automobile Group Co. Ltd., H Shares	152,000	53,042
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	754,000	93,486
Guotai Haitong Securities Co. Ltd., H Shares	283,648	400,110
H World Group Ltd., ADR	29,360	1,035,527
Haichang Ocean Park Holdings Ltd.(1)(2)	937,000	96,571
Haidilao International Holding Ltd.	247,000	470,790
Haier Smart Home Co. Ltd., H Shares	107,200	312,190
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	88,000	116,692
Haitian International Holdings Ltd.	64,000	155,613
Hangzhou Tigermed Consulting Co. Ltd., H Shares(2)	1,700	7,037
Hansoh Pharmaceutical Group Co. Ltd.	56,000	184,029
Harbin Electric Co. Ltd., H Shares	92,000	61,078
Hello Group, Inc., ADR	50,050	303,804
Hengan International Group Co. Ltd.	105,000	283,593

Hisense Home Appliances Group Co. Ltd., H Shares(2)	39,000	128,341
Hopson Development Holdings Ltd.(1)	42,163	16,300
Hua Hong Semiconductor Ltd.	71,000	284,525
Huabao International Holdings Ltd.(2)	110,000	41,459
Huadian Power International Corp. Ltd., H Shares	30,000	17,395
Huaneng Power International, Inc., H Shares	586,000	370,040
Huatai Securities Co. Ltd., H Shares	137,800	231,081
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	6,000	11,642
iDreamSky Technology Holdings Ltd.(1)	222,400	20,938
Industrial & Commercial Bank of China Ltd., H Shares	4,943,000	3,585,028
Ingdan, Inc.(1)	66,000	11,833
Inkeverse Group Ltd.	578,000	98,283
Innovent Biologics, Inc.(1)	15,000	118,359
iQIYI, Inc., ADR(1)(2)	82,778	132,445
JD Health International, Inc.(1)	272,450	1,380,490
JD Logistics, Inc.(1)	644,000	1,013,467
JD.com, Inc., ADR	13,011	421,687
JD.com, Inc., Class A	4,138	66,966
Jiangsu Expressway Co. Ltd., H Shares	78,000	99,292
Jiangxi Copper Co. Ltd., H Shares	119,000	209,943
Jinchuan Group International Resources Co. Ltd.(2)	703,000	57,380
Jinke Smart Services Group Co. Ltd., H Shares(1)(2)	11,000	9,393
Jinxin Fertility Group Ltd.(2)	391,500	139,590
Jiumaojiu International Holdings Ltd.(2)	431,000	132,082
JNBY Design Ltd.	70,500	136,275
JOYY, Inc., ADR	4,883	233,798
Jutal Offshore Oil Services Ltd.	38,000	3,042
Kangji Medical Holdings Ltd.(2)	44,500	45,426
Kanzhun Ltd., ADR(1)	3,034	51,457
KE Holdings, Inc., ADR	19,568	361,225
Kinetic Development Group Ltd.	616,000	90,895
Kingboard Holdings Ltd.	199,500	565,713
Kingboard Laminates Holdings Ltd.	170,500	189,899
Kingsoft Cloud Holdings Ltd.(1)(2)	102,000	77,303
Kingsoft Corp. Ltd.	363,400	1,540,910
Kuaishou Technology(1)	500,200	3,362,458
Kunlun Energy Co. Ltd.	290,000	289,700
KWG Group Holdings Ltd.(1)	217,000	8,504
KWG Living Group Holdings Ltd.(1)(2)	143,500	5,284
Lee & Man Paper Manufacturing Ltd.(2)	218,000	59,840
Legend Biotech Corp., ADR(1)	725	20,989
Lenovo Group Ltd.	460,000	525,144
LexinFintech Holdings Ltd., ADR	47,260	342,635
Li Auto, Inc., ADR(1)(2)	93,730	2,656,308
Li Ning Co. Ltd.	45,500	86,108
Linklogis, Inc., Class B	302,500	46,855
Logan Group Co. Ltd.(1)	433,000	47,217
Longfor Group Holdings Ltd.(2)	391,983	486,891
Lonking Holdings Ltd.	511,000	122,169
Luye Pharma Group Ltd.(1)(2)	526,500	168,608
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	218,000	6,355
Maanshan Iron & Steel Co. Ltd., H Shares(1)	228,000	51,030
Meituan, Class B(1)	266,410	4,607,465
Metallurgical Corp. of China Ltd., H Shares	5,000	973
Microport Cardioflow Medtech Corp.(1)	45,000	4,940

Midea Group Co. Ltd.(1)	38,600	403,549
Midea Real Estate Holding Ltd.(1)(2)	119,400	57,652
Ming Yuan Cloud Group Holdings Ltd.(1)	32,000	10,821
MINISO Group Holding Ltd., ADR(2)	11,647	198,232
Minth Group Ltd.(1)	278,000	748,510
MMG Ltd.(1)	1,409,600	519,036
NetDragon Websoft Holdings Ltd.	59,500	72,563
NetEase, Inc., ADR	37,245	4,534,951
New China Life Insurance Co. Ltd., H Shares	224,600	913,442
New Oriental Education & Technology Group, Inc., ADR(2)	6,226	294,863
Newborn Town, Inc.(1)(2)	262,000	327,373
Nexteer Automotive Group Ltd.(2)	211,000	154,201
Nine Dragons Paper Holdings Ltd.(1)(2)	331,000	130,595
NIO, Inc., ADR(1)(2)	17,882	63,302
Noah Holdings Ltd., ADR	16,363	168,703
Nongfu Spring Co. Ltd., H Shares(2)	203,600	989,253
Onewo, Inc., Class H	63,800	163,969
Orient Overseas International Ltd.	22,500	386,786
PDD Holdings, Inc., ADR(1)	30,461	2,939,791
People's Insurance Co. Group of China Ltd., H Shares	1,383,000	902,111
Perennial Energy Holdings Ltd.	40,000	3,821
PetroChina Co. Ltd., Class H	1,592,400	1,332,669
Pharmaron Beijing Co. Ltd., H Shares(2)	5,850	11,348
PICC Property & Casualty Co. Ltd., H Shares	802,000	1,523,890
Ping An Healthcare & Technology Co. Ltd.(2)	402,859	360,224
Ping An Insurance Group Co. of China Ltd., H Shares	753,506	4,400,913
Poly Property Group Co. Ltd.	591,362	107,342
Poly Property Services Co. Ltd., Class H	56,200	218,086
Pop Mart International Group Ltd.	74,200	2,073,744
Postal Savings Bank of China Co. Ltd., H Shares	876,000	568,043
Powerlong Commercial Management Holdings Ltd.(1)	8,500	2,357
PW Medtech Group Ltd.	7,000	929
Q Technology Group Co. Ltd.	79,000	65,181
Qifu Technology, Inc., ADR	20,555	844,811
Qingling Motors Co. Ltd., H Shares(1)	6,000	535
Qudian, Inc., ADR(1)	37,345	110,541
Radiance Holdings Group Co. Ltd.(1)(2)	182,000	60,402
Road King Infrastructure Ltd.(1)	5,000	527
Scholar Education Group(1)	51,000	26,263
Seazen Group Ltd.(1)	936,000	230,202
Shandong Gold Mining Co. Ltd., H Shares(2)	27,000	84,507
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	158,800	113,482
Shanghai Chicmax Cosmetic Co. Ltd.(2)	15,000	124,821
Shanghai Conant Optical Co. Ltd., Class H	93,000	351,348
Shanghai Electric Group Co. Ltd., H Shares(1)	40,000	13,674
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	15,500	32,375
Shanghai Haohai Biological Technology Co. Ltd., H Shares	280	938
Shanghai Industrial Holdings Ltd.	114,000	181,421
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares(2)	49,200	71,353
Shenzhen Expressway Corp. Ltd., H Shares	72,000	61,079
Shenzhen International Holdings Ltd.	351,024	321,783
Shenzhen Investment Ltd.	268,000	25,577
Shenzhou International Group Holdings Ltd.	42,800	309,519
Shimao Services Holdings Ltd.(1)	49,000	4,907
Shoucheng Holdings Ltd.(2)	113,200	22,166

Shougang Fushan Resources Group Ltd.	392,666	129,538
Shui On Land Ltd.	909,000	71,703
Sihuan Pharmaceutical Holdings Group Ltd.	1,795,000	224,002
Sino Biopharmaceutical Ltd.	523,000	295,005
Sinopec Engineering Group Co. Ltd., H Shares	329,500	233,498
Sinopec Kantons Holdings Ltd.	30,000	16,742
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	36,500	5,716
Sinopharm Group Co. Ltd., H Shares	117,200	282,532
Sinotrans Ltd., H Shares	4,000	1,934
Sinotruk Hong Kong Ltd.	168,500	424,568
Skyworth Group Ltd.(1)(2)	241,538	94,059
SOHO China Ltd.(1)	54,500	3,734
Sohu.com Ltd., ADR(1)	6,119	61,557
South Manganese Investment Ltd.(1)	210,000	6,802
SSY Group Ltd.	320,000	119,241
Sun Art Retail Group Ltd.	1,061,500	321,278
Sun King Technology Group Ltd.(1)	2,000	313
Sunac Services Holdings Ltd.	632,386	134,165
Sunny Optical Technology Group Co. Ltd.(1)	95,400	728,340
SY Holdings Group Ltd.(2)	194,000	286,313
TAL Education Group, ADR(1)	29,584	290,811
Tencent Holdings Ltd.	269,500	16,989,987
Tencent Music Entertainment Group, ADR	27,062	455,724
Tian Ge Interactive Holdings Ltd.	5,000	382
Tiangong International Co. Ltd.(2)	202,000	48,624
Tianjin Port Development Holdings Ltd.	12,000	1,022
Tianli International Holdings Ltd.	405,000	190,488
Tianneng Power International Ltd.(2)	246,000	191,531
Tingyi Cayman Islands Holding Corp.	468,000	765,859
Tong Ren Tang Technologies Co. Ltd., H Shares	71,000	45,979
Tongcheng Travel Holdings Ltd.	248,400	697,996
Tongda Group Holdings Ltd.(1)	745,000	7,008
Tongdao Liepin Group	12,800	5,594
Topsports International Holdings Ltd.	344,000	122,499
TravelSky Technology Ltd., H Shares	204,000	289,346
Trip.com Group Ltd., ADR	14,698	920,830
Tsaker New Energy Tech Co. Ltd.	72,500	6,656
Tsingtao Brewery Co. Ltd., H Shares	36,000	249,047
Tuhu Car, Inc.(1)(2)	62,800	149,103
Uni-President China Holdings Ltd.	173,000	224,721
Vipshop Holdings Ltd., ADR	84,773	1,169,020
Viva Biotech Holdings(1)	74,500	16,797
Vnet Group, Inc., ADR(1)	46,290	247,189
Want Want China Holdings Ltd.	1,249,000	801,486
Wasion Holdings Ltd.	208,000	191,232
Weibo Corp., ADR(2)	17,184	155,515
Weichai Power Co. Ltd., H Shares	103,000	200,548
Weilong Delicious Global Holdings Ltd.(2)	72,600	127,472
West China Cement Ltd.(2)	540,000	98,969
Wuling Motors Holdings Ltd.	160,000	8,837
WuXi AppTec Co. Ltd., H Shares(2)	48,207	420,070
Wuxi Biologics Cayman, Inc.(1)	55,000	173,715
XD, Inc.(1)	15,400	72,030
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	132,500	10,729
Xin Point Holdings Ltd.	12,000	5,596

Xinhua Winshare Publishing & Media Co. Ltd., H Shares	80,000	113,699
Xinte Energy Co. Ltd., H Shares(1)(2)	74,400	39,299
Xinyi Energy Holdings Ltd.(2)	468,384	57,788
Xinyi Solar Holdings Ltd.(2)	1,128,541	338,796
XJ International Holdings Co. Ltd.(1)	1,008,000	27,855
Xtep International Holdings Ltd.	576,000	433,379
Xunlei Ltd., ADR(1)(2)	887	4,976
Yadea Group Holdings Ltd.	126,000	191,914
Yankuang Energy Group Co. Ltd., H Shares(2)	193,300	229,358
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	94,200	166,796
Yidu Tech, Inc.(1)(2)	96,500	70,429
Yihai International Holding Ltd.(2)	192,000	326,367
Yiren Digital Ltd., ADR(2)	6,125	38,343
Yixin Group Ltd.(2)	462,000	114,690
Youdao, Inc., ADR(1)(2)	1,984	18,392
Yuexiu Property Co. Ltd.(2)	244,800	136,215
Yuexiu Services Group Ltd.	125,000	46,111
Yuexiu Transport Infrastructure Ltd.	198,000	90,853
Yum China Holdings, Inc.	23,354	1,019,402
Zengame Technology Holding Ltd.	102,000	29,370
Zhejiang Expressway Co. Ltd., H Shares	248,400	196,533
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	6,400	12,443
Zhongsheng Group Holdings Ltd.	341,000	511,616
Zhongyu Energy Holdings Ltd.(1)(2)	54,000	28,558
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	177,000	59,150
Zhuguang Holdings Group Co. Ltd.(1)(2)	600,000	5,714
Zijin Mining Group Co. Ltd., H Shares	170,000	377,887
Zonqing Environmental Ltd.	18,000	20,719
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(2)	114,200	85,538
ZTO Express Cayman, Inc., ADR	58,473	1,029,125
		162,419,046
Colombia — 0.1%
BAC Holding International Corp.	3,792	288
Banco Davivienda SA, Preference Shares(1)	3,823	21,070
Cementos Argos SA	43,202	109,383
Corp. Financiera Colombiana SA(1)	3,119	13,812
Ecopetrol SA, ADR(2)	3,730	31,593
Grupo Argos SA	24,875	131,110
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	530
Grupo Cibest SA	12,549	149,259
Grupo Cibest SA, ADR	5,620	232,837
Interconexion Electrica SA ESP	28,344	132,067
Mineros SA	7,449	12,926
		834,875
Czech Republic — 0.2%
CEZ AS	11,399	627,150
Komercni Banka AS	5,431	251,350
Moneta Money Bank AS	33,349	218,365
		1,096,865
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	257,275	412,290
Greece — 0.7%
Aegean Airlines SA	5,984	87,408
Alpha Services & Holdings SA	241,577	775,237
Athens International Airport SA	7,996	91,149

Eurobank Ergasias Services & Holdings SA, Class A	90,461	278,625
Fourlis Holdings SA	301	1,357
GEK TERNA SA(1)	17,755	386,382
Hellenic Telecommunications Organization SA	7,470	144,049
HELLENiQ ENERGY Holdings SA	17,532	150,523
Holding Co. ADMIE IPTO SA	12,119	43,676
Jumbo SA	6,880	223,527
LAMDA Development SA(1)	6,543	48,734
Metlen Energy & Metals SA	3,750	190,150
Motor Oil Hellas Corinth Refineries SA	4,992	133,155
National Bank of Greece SA	47,737	568,432
OPAP SA	9,531	204,945
Piraeus Financial Holdings SA	95,849	638,534
Public Power Corp. SA	15,145	230,759
Titan SA	5,890	267,439
Viohalco SA	2,419	15,788
		4,479,869
Hong Kong — 0.1%
Asia Cement China Holdings Corp.	43,000	13,219
BAIOO Family Interactive Ltd.(1)	74,000	4,328
Baozun, Inc., ADR(1)(2)	1,003	2,859
Baozun, Inc., Class A(1)	1,700	1,622
Canvest Environmental Protection Group Co. Ltd.(2)	135,000	84,363
Central China Management Co. Ltd.(1)	18,000	23
China Beststudy Education Group	17,000	11,219
China Harmony Auto Holding Ltd.	28,500	2,165
China Maple Leaf Educational Systems Ltd.(1)	42,000	1,843
China Oil & Gas Group Ltd.(1)	40,000	740
China Renaissance Holdings Ltd.(1)	32,700	13,608
China Shengmu Organic Milk Ltd.	55,000	1,379
China Shuifa Singyes Energy Holdings Ltd.(1)	66,000	2,388
China Yuhua Education Corp. Ltd.(1)	328,000	21,745
China Zhongwang Holdings Ltd.(1)(2)	81,088	8,687
Coolpad Group Ltd.(1)	372,000	851
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,088
EVA Precision Industrial Holdings Ltd.	114,000	10,426
Hebei Construction Group Corp. Ltd., H Shares(1)(2)	3,000	170
Hi Sun Technology China Ltd.(1)	57,000	3,056
Hilong Holding Ltd.(1)	302,000	385
Homeland Interactive Technology Ltd.	24,000	3,463
Honliv Healthcare Management Group Co. Ltd.(1)	20,000	3,825
IMAX China Holding, Inc.(1)	4,700	4,847
JH Educational Technology, Inc.(1)	14,000	1,481
Jiayuan International Group Ltd.(1)	52,000	3,768
Lee & Man Chemical Co. Ltd.	4,000	1,853
Minsheng Education Group Co. Ltd.(1)	34,000	678
Mobvista, Inc.(1)	115,000	89,978
Pacific Millennium Packaging Group Corp.	2,000	1,021
Pou Sheng International Holdings Ltd.	90,000	5,440
Powerlong Real Estate Holdings Ltd.(1)	62,000	2,437
Prinx Chengshan Holdings Ltd.	6,000	6,149
Redco Properties Group Ltd.(1)(2)	22,000	371
Shanghai Industrial Urban Development Group Ltd.(1)	1,600	61
Shanghai Pioneer Holding Ltd.	22,000	5,902
Trigiant Group Ltd.(1)	6,000	234

Truly International Holdings Ltd.	256,000	32,217
United Strength Power Holdings Ltd.	2,000	502
Untrade Yincheng International(1)	4,000	—
Venus MedTech Hangzhou, Inc., H Shares(1)	9,000	2,858
Viva Goods Co. Ltd.	24,000	961
Wharf Holdings Ltd.	73,000	193,828
Youzan Technology Ltd.(1)	80,000	943
		548,981
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	41,718	207,363
MOL Hungarian Oil & Gas PLC(1)	47,544	411,118
OTP Bank Nyrt	15,590	1,182,600
Richter Gedeon Nyrt	6,276	182,614
		1,983,695
India — 22.0%
20 Microns Ltd.	5,667	14,976
360 ONE WAM Ltd.	10,948	127,837
3M India Ltd.	187	64,031
63 Moons Technologies Ltd.	4,379	43,875
Aadhar Housing Finance Ltd.(1)	21,587	112,236
Aarti Drugs Ltd.	4,275	22,193
Aarti Industries Ltd.	21,152	116,126
Aarti Pharmalabs Ltd.	8,346	89,092
Aavas Financiers Ltd.(1)	6,784	146,300
ABB India Ltd.	2,252	157,316
ACC Ltd.	6,924	152,416
Accelya Solutions India Ltd.	926	15,126
Action Construction Equipment Ltd.	7,994	116,777
Adani Energy Solutions Ltd.(1)	13,550	137,337
Adani Enterprises Ltd.	8,518	251,142
Adani Green Energy Ltd.(1)	6,990	82,884
Adani Ports & Special Economic Zone Ltd.	23,162	388,497
Adani Power Ltd.(1)	54,617	347,240
Adani Total Gas Ltd.	8,578	68,624
Aditya Birla Capital Ltd.(1)	66,865	173,939
Aditya Birla Sun Life Asset Management Co. Ltd.	16,335	142,782
Aegis Logistics Ltd.	15,280	142,537
Agarwal Industrial Corp. Ltd.	1,367	15,337
AGI Greenpac Ltd.	7,217	71,166
AIA Engineering Ltd.	2,717	111,099
Ajanta Pharma Ltd.	3,028	88,983
Akzo Nobel India Ltd.	800	31,308
Alembic Ltd.	9,345	12,081
Alembic Pharmaceuticals Ltd.	8,197	97,617
Alivus Life Sciences Ltd.(1)	5,884	71,631
Alkyl Amines Chemicals	545	12,420
Allcargo Logistics Ltd.	39,128	13,926
Allcargo Terminals Ltd.(1)	9,782	3,298
Allied Digital Services Ltd.	9,140	23,348
Alok Industries Ltd.(1)	30,788	7,074
Amara Raja Energy & Mobility Ltd.	20,664	249,101
Amber Enterprises India Ltd.(1)	4,238	321,811
Ambuja Cements Ltd.	25,656	166,092
Anand Rathi Wealth Ltd.	1,798	39,460
Andhra Paper Ltd.	16,070	14,493

Andhra Sugars Ltd.	20,345	17,662
Angel One Ltd.	12,556	446,343
Anup Engineering Ltd.	2,895	93,986
APL Apollo Tubes Ltd.	12,471	264,151
Apollo Hospitals Enterprise Ltd.	6,776	545,692
Apollo Tyres Ltd.	65,347	359,517
Aptus Value Housing Finance India Ltd.	31,655	126,191
Archean Chemical Industries Ltd.	14,564	106,615
Arvind Fashions Ltd.	18,421	99,301
Arvind Ltd.	33,494	140,250
Arvind SmartSpaces Ltd.	2,390	18,774
Asahi India Glass Ltd.	13,935	122,024
Ashok Leyland Ltd.	108,913	300,675
Ashoka Buildcon Ltd.(1)	52,270	134,670
Asian Paints Ltd.	17,466	461,458
Aster DM Healthcare Ltd.	66,679	436,057
Astral Ltd.	2,185	38,280
Atul Ltd.	1,013	84,546
AU Small Finance Bank Ltd.	28,817	233,714
AurionPro Solutions Ltd.	629	9,789
Aurobindo Pharma Ltd.(1)	24,462	328,484
Aurum Proptech Ltd.(1)	376	886
Avanti Feeds Ltd.	9,135	90,233
Avenue Supermarts Ltd.(1)	2,943	137,763
Axis Bank Ltd., GDR	34,119	2,359,549
Bajaj Auto Ltd.	4,070	409,635
Bajaj Consumer Care Ltd.(1)	15,148	31,012
Bajaj Finance Ltd.	21,699	2,331,278
Bajaj Finserv Ltd.	21,573	509,136
Bajaj Healthcare Ltd.	4,557	28,751
Bajaj Hindusthan Sugar Ltd.(1)	221,576	62,707
Bajel Projects Ltd.(1)	5,663	14,053
Balaji Amines Ltd.	1,730	29,365
Balkrishna Industries Ltd.	8,777	254,061
Balrampur Chini Mills Ltd.	18,717	129,285
Banco Products India Ltd.	17,849	119,213
Bandhan Bank Ltd.	137,932	274,604
Bank of Baroda	110,705	323,392
Bank of Maharashtra	85,420	54,014
BASF India Ltd.	1,301	79,274
Bata India Ltd.	9,595	141,778
Bayer CropScience Ltd.	2,286	151,845
BEML Ltd.	4,064	201,173
Berger Paints India Ltd.	8,059	53,570
Best Agrolife Ltd.	1,760	6,865
Bhansali Engineering Polymers Ltd.	21,758	30,323
Bharat Bijlee Ltd.	1,734	60,456
Bharat Electronics Ltd.	198,690	894,904
Bharat Forge Ltd.	21,353	310,251
Bharat Heavy Electricals Ltd.	85,846	261,211
Bharat Petroleum Corp. Ltd.	166,500	620,612
Bharat Rasayan Ltd.	217	22,968
Bharti Airtel Ltd.	26,351	572,461
Bharti Airtel Ltd.	1,882	30,891
Bikaji Foods International Ltd.	7,260	65,049

Biocon Ltd.	11,885	46,706
Birla Corp. Ltd.	2,240	36,000
BirlaNu Ltd.	531	14,369
Birlasoft Ltd.	44,349	207,822
Black Box Ltd.(1)	3,855	23,272
Bliss Gvs Pharma Ltd.	23,549	36,072
BLS International Services Ltd.	11,482	54,667
Blue Dart Express Ltd.	1,074	83,135
Blue Jet Healthcare Ltd.	5,067	53,643
Blue Star Ltd.	5,032	90,206
Bluspring Enterprises Ltd.(1)	6,356	11,479
Bombay Burmah Trading Co.	4,932	116,664
Bombay Dyeing & Manufacturing Co. Ltd.	27,868	50,369
Bosch Ltd.	143	52,581
Brigade Enterprises Ltd.	15,481	198,236
Brightcom Group Ltd.(1)	188,567	16,940
Britannia Industries Ltd.	8,076	520,197
BSE Ltd.	34,116	1,068,730
Camlin Fine Sciences Ltd.(1)	22,666	61,692
Campus Activewear Ltd.	17,472	59,620
Can Fin Homes Ltd.	21,005	193,830
Canara Bank	217,684	292,443
Capacit'e Infraprojects Ltd.(1)	13,971	53,738
Carborundum Universal Ltd.	4,834	56,131
Care Ratings Ltd.	1,529	32,086
Carysil Ltd.	1,860	18,001
Castrol India Ltd.	72,396	183,181
Ceat Ltd.	6,233	275,428
Central Depository Services India Ltd.	7,705	137,970
Century Plyboards India Ltd.	183	1,667
Cera Sanitaryware Ltd.	402	29,913
CESC Ltd.	62,905	119,451
CG Power & Industrial Solutions Ltd.	27,275	219,237
Chalet Hotels Ltd.(1)	11,252	120,670
Chambal Fertilisers & Chemicals Ltd.	40,425	260,658
Chemcon Speciality Chemicals Ltd.(1)	561	1,290
Chemplast Sanmar Ltd.(1)	17,320	85,913
Chennai Petroleum Corp. Ltd.	12,992	102,777
Cholamandalam Financial Holdings Ltd.	8,542	186,520
Cholamandalam Investment & Finance Co. Ltd.	46,829	878,024
CIE Automotive India Ltd.	11,356	59,736
Cigniti Technologies Ltd.(1)	6,204	115,304
Cipla Ltd.	33,201	569,470
City Union Bank Ltd.	70,886	162,380
CMS Info Systems Ltd.	45,867	263,860
Coal India Ltd.	129,719	603,093
Cochin Shipyard Ltd.	5,900	134,480
Coforge Ltd.	3,111	311,491
Cohance Lifesciences Ltd.(1)	14,062	172,164
Colgate-Palmolive India Ltd.	11,345	325,970
Computer Age Management Services Ltd.	5,764	267,179
Container Corp. of India Ltd.	11,799	108,247
Coromandel International Ltd.	22,622	606,039
Cosmo First Ltd.	5,636	78,357
Craftsman Automation Ltd.(1)	2,692	176,517

CreditAccess Grameen Ltd.	5,896	78,975
CRISIL Ltd.	1,033	63,380
Crompton Greaves Consumer Electricals Ltd.	42,692	176,298
Cummins India Ltd.	7,999	305,834
Cyient Ltd.	12,879	203,241
Dabur India Ltd.	25,853	146,041
Dalmia Bharat Ltd.	5,784	136,466
Dalmia Bharat Sugar & Industries Ltd.	1,638	8,289
Datamatics Global Services Ltd.	5,211	36,906
DB Corp. Ltd.	13,014	38,188
DCB Bank Ltd.(1)	38,727	66,649
DCM Shriram Industries Ltd.	6,912	13,412
DCM Shriram Ltd.	6,921	87,013
DCW Ltd.(1)	38,894	34,941
Deepak Fertilisers & Petrochemicals Corp. Ltd.	16,910	293,426
Deepak Nitrite Ltd.	5,774	136,901
Delta Corp. Ltd.	3,208	3,482
Devyani International Ltd.(1)	51,787	101,660
Dhani Services Ltd.(1)	50,141	34,979
Digitide Solutions Ltd.(1)	6,356	11,479
Dilip Buildcon Ltd.	10,399	59,913
Dish TV India Ltd.(1)	221,711	16,301
Dishman Carbogen Amcis Ltd.(1)	11,349	35,347
Divi's Laboratories Ltd.	3,904	302,091
Dixon Technologies India Ltd.	2,520	433,447
DLF Ltd.	25,071	234,120
D-Link India Ltd.	5,282	29,867
Dr. Lal PathLabs Ltd.	2,456	79,957
Dr. Reddy's Laboratories Ltd., ADR(2)	30,679	451,595
Dwarikesh Sugar Industries Ltd.(1)	31,044	17,269
E2E Networks Ltd.(1)	375	12,576
eClerx Services Ltd.	7,072	292,915
Edelweiss Financial Services Ltd.	128,351	163,204
Eicher Motors Ltd.	5,971	372,662
EID Parry India Ltd.(1)	23,743	263,811
EIH Ltd.	23,266	100,568
Elecon Engineering Co. Ltd.	16,414	127,554
Electrosteel Castings Ltd.	36,739	44,201
Emami Ltd.	34,735	237,373
Embassy Developments Ltd.(1)	46,013	60,009
Endurance Technologies Ltd.	3,250	92,332
Epack Durable Ltd.(1)	14,162	61,504
Epigral Ltd.	2,722	56,675
EPL Ltd.	46,019	132,946
Equitas Small Finance Bank Ltd.	112,358	83,592
Escorts Kubota Ltd.	4,276	166,159
Ester Industries Ltd.(1)	7,600	12,522
Eternal Ltd.(1)	184,390	513,578
Eveready Industries India Ltd.	9,278	33,492
Everest Industries Ltd.	1,312	7,533
Everest Kanto Cylinder Ltd.	12,621	19,410
Excel Industries Ltd.	1,451	19,692
Exicom Tele-Systems Ltd.(1)	5,373	11,269
Exide Industries Ltd.	50,863	230,131
FDC Ltd.	1,453	7,462

Federal Bank Ltd.	249,215	589,331
Federal-Mogul Goetze India Ltd.(1)	5,784	30,439
FIEM Industries Ltd.	1,560	29,064
Filatex India Ltd.	43,459	29,223
Fine Organic Industries Ltd.	1,901	104,077
Fineotex Chemical Ltd.	5,957	16,644
Finolex Cables Ltd.	4,004	45,581
Finolex Industries Ltd.	51,489	131,486
Five-Star Business Finance Ltd.(1)	27,693	229,978
Force Motors Ltd.	351	51,939
Fortis Healthcare Ltd.	69,769	576,623
G R Infraprojects Ltd.	4,953	74,246
Gabriel India Ltd.	10,034	77,334
GAIL India Ltd.	118,569	263,514
Galaxy Surfactants Ltd.	260	7,012
Garware Technical Fibres Ltd.	8,469	85,090
GE Vernova T&D India Ltd.	6,299	165,321
Geojit Financial Services Ltd.	25,322	24,901
GHCL Ltd.	11,424	81,883
GHCL Textiles Ltd.	5,163	5,549
GIC Housing Finance Ltd.	7,865	17,350
Gillette India Ltd.	1,040	114,612
Gland Pharma Ltd.	3,180	59,083
GlaxoSmithKline Pharmaceuticals Ltd.	1,424	54,933
Glenmark Pharmaceuticals Ltd.	32,825	559,255
Global Health Ltd.(1)	6,568	91,150
Globus Spirits Ltd.	1,530	16,979
GMM Pfaudler Ltd.	5,881	77,884
GMR Airports Ltd.(1)	115,370	113,572
GMR Power & Urban Infra Ltd.(1)	12,421	16,672
GNA Axles Ltd.	1,572	6,292
Go Fashion India Ltd.(1)	1,500	14,949
Godawari Power & Ispat Ltd.	63,770	142,260
Godrej Agrovet Ltd.	8,470	75,619
Godrej Consumer Products Ltd.	6,465	93,130
Godrej Properties Ltd.(1)	3,460	90,878
Gokul Agro Resources Ltd.(1)	17,054	49,155
Goldiam International Ltd.	9,189	40,401
Granules India Ltd.	14,660	91,005
Graphite India Ltd.	10,458	66,857
Grasim Industries Ltd.	12,195	363,218
Great Eastern Shipping Co. Ltd.	25,386	276,289
Greaves Cotton Ltd.	35,619	83,247
Greenpanel Industries Ltd.	7,398	22,096
Greenply Industries Ltd.	13,704	51,851
Grindwell Norton Ltd.	1,853	38,968
Gujarat Alkalies & Chemicals Ltd.	3,254	21,830
Gujarat Ambuja Exports Ltd.	30,364	41,345
Gujarat Fluorochemicals Ltd.	757	31,475
Gujarat Gas Ltd.	22,547	121,398
Gujarat Industries Power Co. Ltd.	9,040	20,701
Gujarat Mineral Development Corp. Ltd.	9,795	40,979
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,684	79,510
Gujarat Pipavav Port Ltd.	57,229	104,536
Gujarat State Fertilizers & Chemicals Ltd.	38,670	90,505

Gujarat State Petronet Ltd.	63,517	244,257
Gulf Oil Lubricants India Ltd.	5,694	79,051
Hathway Cable & Datacom Ltd.(1)	53,179	9,950
Havells India Ltd.	17,068	304,730
HCL Technologies Ltd.	75,987	1,454,496
HDFC Asset Management Co. Ltd.	9,741	544,984
HDFC Bank Ltd.(1)	242,353	5,530,507
HDFC Life Insurance Co. Ltd.	28,671	260,524
HealthCare Global Enterprises Ltd.(1)	10,614	67,268
HEG Ltd.	12,544	76,839
HeidelbergCement India Ltd.	18,473	42,667
Heritage Foods Ltd.	14,642	69,410
Hero MotoCorp Ltd.	15,685	790,341
HFCL Ltd.	55,288	56,667
HG Infra Engineering Ltd.	4,795	62,894
Hikal Ltd.	6,930	30,133
Himadri Speciality Chemical Ltd., ADR	30,894	170,879
Himatsingka Seide Ltd.	16,480	29,050
Hindalco Industries Ltd.	159,059	1,180,107
Hinduja Global Solutions Ltd.	630	3,787
Hindustan Aeronautics Ltd.	12,155	707,442
Hindustan Construction Co. Ltd.(1)	50,687	20,047
Hindustan Oil Exploration Co. Ltd.(1)	12,291	24,939
Hindustan Petroleum Corp. Ltd.	186,739	898,496
Hindustan Unilever Ltd.	29,043	797,873
Hitachi Energy India Ltd.	989	223,382
HI-Tech Pipes Ltd.	26,394	29,498
Home First Finance Co. India Ltd.	5,952	88,800
Honda India Power Products Ltd.	797	27,068
Housing & Urban Development Corp. Ltd.	16,313	46,078
Huhtamaki India Ltd.	5,133	12,333
I G Petrochemicals Ltd.	1,499	8,077
ICICI Bank Ltd., ADR	181,418	6,211,752
ICICI Lombard General Insurance Co. Ltd.	7,483	164,188
ICICI Prudential Life Insurance Co. Ltd.	9,480	73,362
IDFC First Bank Ltd.(1)	409,345	325,579
IFCI Ltd.(1)	199,888	157,917
IIFL Capital Services Ltd.	43,723	156,743
IIFL Finance Ltd.(1)	71,101	362,427
India Cements Ltd.(1)	19,560	72,539
India Glycols Ltd.	4,674	103,532
India Shelter Finance Corp. Ltd.(1)	2,795	28,548
IndiaMart InterMesh Ltd.	2,868	78,268
Indian Bank	32,035	231,140
Indian Energy Exchange Ltd.	51,181	120,180
Indian Hotels Co. Ltd.	34,514	310,928
Indian Hume Pipe Co. Ltd.	4,662	23,247
Indian Metals & Ferro Alloys Ltd.	3,462	25,299
Indian Oil Corp. Ltd.	229,124	380,656
Indian Railway Catering & Tourism Corp. Ltd.	9,660	85,505
Indian Renewable Energy Development Agency Ltd.(1)	32,696	66,925
Indo Count Industries Ltd.	10,682	36,475
Indraprastha Gas Ltd.	55,046	133,099
Indraprastha Medical Corp. Ltd.	16,933	87,218
Indus Towers Ltd.(1)	176,045	791,112

IndusInd Bank Ltd.	14,815	141,623
Info Edge India Ltd.	20,630	344,557
Infosys Ltd., ADR(2)	185,958	3,382,576
Ingersoll Rand India Ltd.	307	14,070
Intellect Design Arena Ltd.	9,903	135,839
InterGlobe Aviation Ltd.(1)	13,040	813,872
IOL Chemicals & Pharmaceuticals Ltd.	29,965	30,786
ION Exchange India Ltd.	5,549	35,333
Ipca Laboratories Ltd.	11,799	196,638
IRB Infrastructure Developers Ltd.	335,640	201,606
IRCON International Ltd.	61,079	136,565
ISGEC Heavy Engineering Ltd.	8,502	120,642
ITD Cementation India Ltd.	23,620	197,509
J Kumar Infraprojects Ltd.	6,357	52,649
Jagran Prakashan Ltd.	9,956	8,873
Jai Balaji Industries Ltd.(1)	26,950	33,296
Jai Corp. Ltd.	9,007	11,913
Jain Irrigation Systems Ltd.(1)	59,660	39,888
Jaiprakash Associates Ltd.(1)	47,432	1,497
Jaiprakash Power Ventures Ltd.(1)	699,678	127,109
Jammu & Kashmir Bank Ltd.	107,723	130,993
Jamna Auto Industries Ltd.	52,330	56,528
Jash Engineering Ltd.	5,310	34,312
JB Chemicals & Pharmaceuticals Ltd.	9,914	194,134
Jindal Drilling & Industries Ltd.	2,127	16,046
Jindal Poly Films Ltd.	1,475	10,965
Jindal Saw Ltd.	53,281	132,277
Jindal Stainless Ltd.	56,432	426,132
Jindal Steel & Power Ltd.	37,888	421,167
Jio Financial Services Ltd.(1)	191,278	642,274
JK Cement Ltd.	4,664	300,163
JK Lakshmi Cement Ltd.	14,332	141,979
JK Paper Ltd.	25,337	108,529
JK Tyre & Industries Ltd.	22,186	96,891
JM Financial Ltd.	103,344	154,352
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	2,120	41,557
JSW Energy Ltd.	42,000	239,923
JSW Steel Ltd.	33,287	387,735
Jubilant Foodworks Ltd.	40,011	306,660
Jubilant Ingrevia Ltd.	12,275	100,883
Jubilant Pharmova Ltd.	7,752	106,454
Just Dial Ltd.(1)	979	10,165
Jyoti Structures Ltd.(1)	168,125	39,488
Kajaria Ceramics Ltd.	9,194	111,868
Kalpataru Projects International Ltd.	19,004	253,499
Kalyan Jewellers India Ltd.	4,962	32,544
Kalyani Steels Ltd.	2,407	22,411
Kansai Nerolac Paints Ltd.	14,918	44,260
Karnataka Bank Ltd.	37,244	86,245
Karur Vysya Bank Ltd.	107,594	279,099
Kaveri Seed Co. Ltd.	5,784	97,481
KCP Ltd.	19,748	48,859
KEC International Ltd.	37,089	361,110
KEI Industries Ltd.	5,262	222,359
Kellton Tech Solutions Ltd.(1)	7,681	11,562

Kennametal India Ltd.	279	8,229
Kfin Technologies Ltd.	7,063	89,281
Kiri Industries Ltd.(1)	8,250	61,969
Kirloskar Brothers Ltd.	2,915	61,807
Kirloskar Ferrous Industries Ltd.	11,193	75,637
Kirloskar Oil Engines Ltd.	9,101	96,416
KNR Constructions Ltd.	38,774	95,477
Kolte-Patil Developers Ltd.	1,397	6,677
Kopran Ltd.	1,454	3,113
Kotak Mahindra Bank Ltd.	83,433	2,025,390
KPIT Technologies Ltd.	15,137	236,952
KPR Mill Ltd.	5,470	72,104
KRBL Ltd.	8,855	36,580
Krishna Institute of Medical Sciences Ltd.(1)	29,931	239,242
L&T Finance Ltd.	138,701	278,156
L&T Technology Services Ltd.	955	48,788
LA Opala RG Ltd.	4,256	12,244
Larsen & Toubro Ltd.	54,084	2,324,900
Laurus Labs Ltd.	27,240	194,250
Laxmi Organic Industries Ltd.	22,759	54,339
LG Balakrishnan & Bros Ltd.	4,509	67,855
LIC Housing Finance Ltd.	48,332	337,528
Lincoln Pharmaceuticals Ltd.	1,473	9,335
Linde India Ltd.	348	30,560
Lloyds Metals & Energy Ltd.	10,764	175,857
LT Foods Ltd.	21,706	111,709
LTIMindtree Ltd.	6,465	383,277
Lupin Ltd.	17,797	408,120
LUX Industries Ltd.	1,558	26,970
Macrotech Developers Ltd.	10,590	176,841
Mahanagar Gas Ltd.	15,132	234,592
Maharashtra Scooters Ltd.	356	55,701
Maharashtra Seamless Ltd.	14,871	120,427
Mahindra & Mahindra Financial Services Ltd.	76,283	233,083
Mahindra & Mahindra Ltd.	57,486	2,002,170
Mahindra Holidays & Resorts India Ltd.(1)	11,646	49,219
Mahindra Lifespace Developers Ltd.	2,988	12,131
Mahindra Logistics Ltd.	3,262	12,194
Maithan Alloys Ltd.	2,266	29,282
Man Infraconstruction Ltd.	17,927	34,452
Manali Petrochemicals Ltd.	9,199	6,096
Manappuram Finance Ltd.	161,805	451,666
Mangalam Cement Ltd.	4,384	41,371
Mangalore Chemicals & Fertilizers Ltd.	11,470	35,506
Mankind Pharma Ltd.(1)	8,430	243,541
Marico Ltd.	34,196	286,506
Marksans Pharma Ltd.	42,291	129,416
Maruti Suzuki India Ltd.	9,553	1,377,958
MAS Financial Services Ltd.	4,887	16,840
Matrimony.com Ltd.	690	4,033
Max Financial Services Ltd.(1)	13,366	234,840
Max Healthcare Institute Ltd.	29,805	392,107
Mayur Uniquoters Ltd.	3,364	23,083
Mazagon Dock Shipbuilders Ltd.	4,276	173,854
Medplus Health Services Ltd.(1)	3,363	37,990

Meghmani Organics Ltd.(1)	29,589	27,983
Metropolis Healthcare Ltd.(1)	1,019	20,046
Minda Corp. Ltd.	8,086	49,462
Mirza International Ltd.(1)	9,808	3,566
MOIL Ltd.	7,182	31,754
Monarch Networth Capital Ltd.	3,201	11,583
Motherson Sumi Wiring India Ltd.	157,209	106,567
Motilal Oswal Financial Services Ltd.	33,965	322,071
Mphasis Ltd.	14,664	438,777
MRF Ltd.	329	534,329
Mrs Bectors Food Specialities Ltd.	1,497	25,547
Muthoot Finance Ltd.	15,724	407,975
Narayana Hrudayalaya Ltd.	15,781	321,563
Natco Pharma Ltd.	16,139	166,577
National Aluminium Co. Ltd.	175,175	370,110
National Fertilizers Ltd.	10,348	11,910
Nava Ltd.	43,208	248,786
Navin Fluorine International Ltd.	7,125	355,033
NCC Ltd.	106,551	288,446
NELCO Ltd.	1,884	19,841
NESCO Ltd.	1,414	15,304
Nestle India Ltd.	8,314	232,991
Network18 Media & Investments Ltd.(1)	48,250	30,778
Neuland Laboratories Ltd.	759	101,999
Newgen Software Technologies Ltd.	7,611	110,163
NHPC Ltd.	154,547	158,092
NIIT Learning Systems Ltd.	7,767	29,865
NIIT Ltd.	9,326	14,847
Nippon Life India Asset Management Ltd.	20,520	177,924
Nitin Spinners Ltd.	3,812	17,376
NLC India Ltd.	40,252	113,897
NMDC Ltd.	537,979	448,725
NOCIL Ltd.	17,520	36,659
NTPC Ltd.	279,631	1,092,406
Nucleus Software Exports Ltd.	1,557	23,338
Nuvama Wealth Management Ltd.	3,120	262,765
Oberoi Realty Ltd.	9,619	196,616
Oil & Natural Gas Corp. Ltd.	270,546	757,899
Oil India Ltd.	83,692	417,979
One 97 Communications Ltd.(1)	27,542	286,855
Onesource Specialty Pharma Ltd.(1)	6,946	156,256
OnMobile Global Ltd.(1)	3,493	2,370
Oracle Financial Services Software Ltd.	2,888	286,515
Orient Cement Ltd.	33,527	137,271
Orient Electric Ltd.	31,070	82,470
Orient Green Power Co. Ltd.(1)	182,034	27,771
Page Industries Ltd.	613	332,415
Paisalo Digital Ltd.	72,148	25,833
Panama Petrochem Ltd.	4,381	18,540
Paradeep Phosphates Ltd.	118,047	237,921
Patel Engineering Ltd.(1)	50,264	23,683
PB Fintech Ltd.(1)	6,905	142,321
PC Jeweller Ltd.(1)	244,100	35,774
Pearl Global Industries Ltd.	6,126	104,551
Pennar Industries Ltd.(1)	21,103	52,544

Persistent Systems Ltd.	7,634	502,917
Petronet LNG Ltd.	149,699	538,095
Phoenix Mills Ltd.	9,365	168,512
PI Industries Ltd.	8,669	387,565
Pidilite Industries Ltd.	7,790	283,054
Piramal Enterprises Ltd.	14,151	183,612
Piramal Pharma Ltd.	50,878	122,773
PIX Transmissions Ltd.	2,307	45,045
PNB Housing Finance Ltd.(1)	22,550	275,841
PNC Infratech Ltd.	17,907	61,182
Pokarna Ltd.	3,522	44,629
Polycab India Ltd.	1,929	135,236
Polyplex Corp. Ltd.	3,736	58,204
Pondy Oxides & Chemicals Ltd.	3,814	33,536
Poonawalla Fincorp Ltd.(1)	8,485	40,114
Power Finance Corp. Ltd.	166,731	792,755
Power Grid Corp. of India Ltd.	301,760	1,023,289
Power Mech Projects Ltd.	1,510	54,924
Prakash Industries Ltd.	29,875	57,906
Prakash Pipes Ltd.	3,503	16,598
Precision Camshafts Ltd.	8,326	18,741
Prestige Estates Projects Ltd.	8,021	137,723
Pricol Ltd.(1)	15,569	81,919
Prime Focus Ltd.(1)	7,914	10,243
Prince Pipes & Fittings Ltd.	10,830	42,432
Prism Johnson Ltd.(1)	20,331	34,402
Privi Speciality Chemicals Ltd.	2,429	65,597
Prudent Corporate Advisory Services Ltd.	1,266	43,712
PSP Projects Ltd.(1)	2,983	22,286
PTC India Ltd.	56,480	116,420
Pudumjee Paper Products Ltd.	10,757	12,753
Punjab National Bank	135,752	168,258
Quess Corp. Ltd.	6,356	23,297
R Systems International Ltd.	4,643	19,905
Railtel Corp. of India Ltd.	23,973	111,767
Rain Industries Ltd.	50,160	82,822
Rainbow Children's Medicare Ltd.	10,147	166,288
Rajesh Exports Ltd.(1)	5,055	11,886
Rallis India Ltd.	2,331	8,734
Ramco Cements Ltd.	28,996	331,031
Ramco Industries Ltd.	5,549	16,681
Ramkrishna Forgings Ltd.	14,795	105,006
Ramky Infrastructure Ltd.(1)	5,433	30,336
Rashtriya Chemicals & Fertilizers Ltd.	39,385	68,979
Ratnamani Metals & Tubes Ltd.	2,566	85,188
RattanIndia Power Ltd.(1)	123,095	16,382
Raymond Lifestyle Ltd.(1)	1	12
Raymond Ltd.	7,599	56,027
Raymond Realty Ltd.(1)	7,599	91,845
RBL Bank Ltd.	83,585	208,509
REC Ltd.	148,289	699,364
Redington Ltd.	104,302	315,762
Relaxo Footwears Ltd.	466	2,380
Reliance Industrial Infrastructure Ltd.	626	6,878
Reliance Industries Ltd., GDR	66,999	4,408,662

Reliance Infrastructure Ltd.(1)	38,258	147,888
Reliance Power Ltd.(1)	508,308	345,266
Religare Enterprises Ltd.(1)	31,562	85,176
Repco Home Finance Ltd.	8,841	40,359
Restaurant Brands Asia Ltd.(1)	32,620	31,014
Rico Auto Industries Ltd.	24,063	21,180
RITES Ltd.	18,982	61,659
RPG Life Sciences Ltd.	1,162	29,623
Rupa & Co. Ltd.	2,495	6,197
Safari Industries India Ltd.	562	15,174
SAMHI Hotels Ltd.(1)	20,812	46,843
Sammaan Capital Ltd.	107,910	156,713
Samvardhana Motherson International Ltd.	238,188	426,607
Sandhar Technologies Ltd.	3,964	24,013
Sanghvi Movers Ltd.	7,262	24,782
Sanofi India Ltd.	976	70,693
Sansera Engineering Ltd.	13,129	209,056
Sapphire Foods India Ltd.(1)	33,682	125,399
Sarda Energy & Minerals Ltd.	24,382	124,721
Saregama India Ltd.	1,980	12,557
SBFC Finance Ltd.(1)	95,684	126,435
SBI Cards & Payment Services Ltd.	35,104	378,345
SBI Life Insurance Co. Ltd.	11,654	247,107
Schaeffler India Ltd.	875	42,876
Schneider Electric Infrastructure Ltd.(1)	4,184	36,806
SEAMEC Ltd.(1)	2,359	25,539
Selan Exploration Technology Ltd.(1)	1,229	7,889
Servotech Renewable Power System Ltd.	30,777	44,457
Shaily Engineering Plastics Ltd.	748	17,650
Sharda Cropchem Ltd.	4,645	40,148
Share India Securities Ltd.	16,719	34,127
Shipping Corp. of India Land & Assets Ltd.	5,563	3,432
Shipping Corp. of India Ltd.	36,362	85,717
Shoppers Stop Ltd.(1)	2,091	12,431
Shree Cement Ltd.	650	225,018
Shree Renuka Sugars Ltd.(1)	13,699	5,267
Shriram Finance Ltd.	189,089	1,414,995
Shriram Pistons & Rings Ltd.	2,729	78,678
Shyam Metalics & Energy Ltd.	15,545	153,385
Siemens Energy India Ltd.(1)	2,965	85,863
Siemens Ltd.	2,965	113,307
Siyaram Silk Mills Ltd.	3,903	32,808
SJS Enterprises Ltd.	232	2,989
SJVN Ltd.	41,004	46,166
SKF India Ltd.	2,738	150,508
SMC Global Securities Ltd.	10,364	14,261
Sobha Ltd.	9,655	162,132
Solar Industries India Ltd.	1,815	341,852
Solara Active Pharma Sciences Ltd.(1)	3,164	17,787
Sona Blw Precision Forgings Ltd.	30,331	193,046
Sonata Software Ltd.	26,654	127,483
South Indian Bank Ltd.	308,995	106,633
Southern Petrochemical Industries Corp. Ltd.	17,726	17,706
Spandana Sphoorty Financial Ltd.(1)	2,425	8,236
SpiceJet Ltd.(1)	31,227	16,426

SRF Ltd.	8,805	294,626
Star Cement Ltd.(1)	27,251	69,326
State Bank of India, GDR	13,877	1,317,001
Steel Strips Wheels Ltd.	10,643	29,038
Sterling Tools Ltd.	6,076	22,952
Sterlite Technologies Ltd.(1)	13,985	11,778
STL Networks Ltd.(1)	13,985	3,672
Stove Kraft Ltd.	4,034	25,764
Strides Pharma Science Ltd.	20,743	196,745
Stylam Industries Ltd.(1)	2,525	48,398
Sudarshan Chemical Industries Ltd.	8,677	119,733
Sula Vineyards Ltd.	5,406	18,601
Sumitomo Chemical India Ltd.	4,396	26,064
Sun Pharmaceutical Industries Ltd.	41,446	813,662
Sun TV Network Ltd.	19,960	146,969
Sundaram Finance Ltd.	2,903	174,743
Sundram Fasteners Ltd.	6,323	75,831
Sunflag Iron & Steel Co. Ltd.(1)	6,118	18,622
Sunteck Realty Ltd.	3,995	19,421
Supreme Industries Ltd.	4,667	226,369
Supreme Petrochem Ltd.	13,676	114,312
Surya Roshni Ltd.	20,466	79,116
Suryoday Small Finance Bank Ltd.(1)	13,374	21,999
Suzlon Energy Ltd.(1)	310,060	259,718
Swan Energy Ltd.	3,528	17,899
Syngene International Ltd.	24,696	186,864
TAJGVK Hotels & Resorts Ltd.	4,746	25,040
Tamil Nadu Newsprint & Papers Ltd.	7,235	13,810
Tamilnadu Petroproducts Ltd.	7,021	7,136
Tanla Platforms Ltd.	12,047	87,172
Tata Chemicals Ltd.	18,243	189,262
Tata Communications Ltd.	12,690	248,829
Tata Consultancy Services Ltd.	45,686	1,849,811
Tata Consumer Products Ltd.	10,750	139,100
Tata Elxsi Ltd.	2,746	206,708
Tata Investment Corp. Ltd.	1,603	126,150
Tata Motors Ltd.	132,439	1,115,039
Tata Power Co. Ltd.	66,073	303,845
Tata Steel Ltd.	787,907	1,487,139
Tata Teleservices Maharashtra Ltd.(1)	18,159	15,488
TCI Express Ltd.	457	4,068
TeamLease Services Ltd.(1)	1,073	24,522
Tech Mahindra Ltd.	28,619	526,733
Tega Industries Ltd.	2,921	56,384
Thanga Mayil Jewellery Ltd.	2,046	46,167
Thermax Ltd.	2,239	88,807
Thirumalai Chemicals Ltd.	10,204	29,830
Thomas Cook India Ltd.	37,139	74,997
Thyrocare Technologies Ltd.	3,170	38,923
Time Technoplast Ltd.	12,032	53,198
Tips Music Ltd.	8,489	64,540
Titan Co. Ltd.	9,629	400,383
Torrent Pharmaceuticals Ltd.	9,046	336,051
Torrent Power Ltd.	13,079	210,312
Tourism Finance Corp. of India Ltd.	16,582	44,082

TransIndia Real Estate Ltd.	9,782	3,837
Transport Corp. of India Ltd.	1,642	21,584
Trent Ltd.(1)	5,307	350,500
Trident Ltd.	188,086	70,035
Triveni Engineering & Industries Ltd.	12,778	65,529
Triveni Turbine Ltd.	13,896	94,527
TTK Prestige Ltd.	2,696	19,619
Tube Investments of India Ltd.	4,500	161,241
TV Today Network Ltd.	2,282	4,588
TVS Motor Co. Ltd.	3,946	128,352
Uflex Ltd.	10,549	75,741
Ujjivan Small Finance Bank Ltd.	138,471	69,708
UltraTech Cement Ltd.	4,973	652,415
Union Bank of India Ltd.	193,333	332,096
United Spirits Ltd.	15,196	270,207
UNO Minda Ltd.	9,825	115,573
UPL Ltd.	49,241	361,961
UPL Ltd.(1)	8,625	41,308
Usha Martin Ltd.	23,690	86,009
UTI Asset Management Co. Ltd.	9,790	136,317
Vaibhav Global Ltd.	1,025	3,049
Valiant Organics Ltd.(1)	1,671	8,906
Vardhman Textiles Ltd.	23,963	137,846
Varroc Engineering Ltd.(1)	8,583	53,115
Varun Beverages Ltd.	62,524	348,464
Vedant Fashions Ltd.	5,139	47,912
Vedanta Ltd.	171,687	875,747
Veedol Corporation Ltd.	360	7,158
Venky's India Ltd.	238	4,506
V-Guard Industries Ltd.	15,534	68,918
Vijaya Diagnostic Centre Ltd.	7,454	83,377
Vimta Labs Ltd.	2,317	26,433
Vinati Organics Ltd.	654	14,119
VIP Industries Ltd.(1)	11,408	48,278
Vishnu Chemicals Ltd.	3,320	21,150
VL E-Governance & IT Solutions Ltd.(1)	10,240	7,482
V-Mart Retail Ltd.(1)	2,014	80,246
Vodafone Idea Ltd.(1)	232,783	18,867
Voltamp Transformers Ltd.	484	46,958
Voltas Ltd.	5,043	74,487
VRL Logistics Ltd.	6,022	40,050
Waaree Renewable Technologies Ltd.	3,549	43,849
Welspun Corp. Ltd.	23,565	258,461
Welspun Enterprises Ltd.	17,802	105,184
Welspun Living Ltd.	41,434	64,332
West Coast Paper Mills Ltd.	5,873	33,025
Westlife Foodworld Ltd.(1)	3,809	29,800
Windlas Biotech Ltd.	2,099	22,397
Wipro Ltd., ADR(2)	128,256	369,377
Wonderla Holidays Ltd.	1,940	14,932
Yes Bank Ltd.(1)	673,890	169,394
Zee Entertainment Enterprises Ltd.	108,618	165,583
Zensar Technologies Ltd.	22,776	222,071

Zydus Lifesciences Ltd.	9,481	103,250
		139,122,062
Indonesia — 1.5%
ABM Investama Tbk. PT	109,100	21,119
Adaro Andalan Indonesia PT(1)	480,633	211,856
Adaro Minerals Indonesia Tbk. PT(1)	1,405,900	88,858
Adhi Karya Persero Tbk. PT(1)	245,413	4,008
Adi Sarana Armada Tbk. PT	73,600	3,164
Agung Podomoro Land Tbk. PT(1)	80,200	489
Alam Sutera Realty Tbk. PT(1)	2,581,000	21,693
Alamtri Resources Indonesia Tbk. PT	2,428,500	327,989
Amman Mineral Internasional PT(1)	313,800	133,380
Aneka Tambang Tbk. PT(1)	921,400	175,733
Astra Agro Lestari Tbk. PT	40,600	14,926
Astra International Tbk. PT	1,890,700	562,212
Astra Otoparts Tbk. PT	140,800	18,194
Bank BTPN Syariah Tbk. PT	433,300	34,409
Bank Bukopin Tbk. PT(1)	1,089,998	4,152
Bank Central Asia Tbk. PT	1,546,200	891,991
Bank China Construction Bank Indonesia Tbk. PT(1)	357,900	1,518
Bank Mandiri Persero Tbk. PT	2,793,500	907,609
Bank Negara Indonesia Persero Tbk. PT	1,089,600	300,515
Bank Pan Indonesia Tbk. PT(1)	266,100	19,595
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	248,200	12,957
Bank Pembangunan Daerah Jawa Timur Tbk. PT(1)	113,500	3,936
Bank Rakyat Indonesia Persero Tbk. PT	3,417,397	929,815
Bank Syariah Indonesia Tbk. PT	68,639	12,600
Bank Tabungan Negara Persero Tbk. PT	736,545	56,850
Barito Pacific Tbk. PT	799,015	61,669
BFI Finance Indonesia Tbk. PT	1,086,800	60,354
Blue Bird Tbk. PT	139,500	16,333
Buana Lintas Lautan Tbk. PT(1)	553,700	3,947
Bukalapak.com Tbk. PT(1)	8,500,100	71,301
Bukit Asam Tbk. PT(1)	883,100	156,607
Buma Internasional Grup Tbk. PT	1,482,300	44,615
Bumi Resources Minerals Tbk. PT(1)	5,563,500	132,905
Bumi Resources Tbk. PT(1)	6,997,500	50,460
Bumi Serpong Damai Tbk. PT(1)	732,100	39,963
Buyung Poetra Sembada PT	68,000	400
Chandra Asri Pacific Tbk. PT(1)	151,800	87,022
Charoen Pokphand Indonesia Tbk. PT	239,100	71,053
Ciputra Development Tbk. PT	1,125,200	67,779
Cisarua Mountain Dairy Tbk. PT	64,600	19,331
Darma Henwa Tbk. PT(1)	6,113,500	62,588
Dharma Polimetal Tbk. PT	280,300	17,212
Dharma Satya Nusantara Tbk. PT	1,502,300	72,431
Elang Mahkota Teknologi Tbk. PT	2,152,300	75,124
Elnusa Tbk. PT(1)	960,900	28,852
Energi Mega Persada Tbk. PT(1)	3,988,800	54,213
Erajaya Swasembada Tbk. PT	1,716,300	58,492
ESSA Industries Indonesia Tbk. PT	1,274,800	46,079
Gajah Tunggal Tbk. PT	529,400	36,514
Global Mediacom Tbk. PT(1)	881,800	7,679
GoTo Gojek Tokopedia Tbk. PT(1)	9,758,100	38,363
Indah Kiat Pulp & Paper Tbk. PT	444,500	174,879

Indo Tambangraya Megah Tbk. PT	88,900	123,297
Indofood CBP Sukses Makmur Tbk. PT	52,300	34,950
Indofood Sukses Makmur Tbk. PT	147,200	71,055
Indosat Tbk. PT	412,000	52,689
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,000,352	31,616
Japfa Comfeed Indonesia Tbk. PT	1,115,500	109,925
Jasa Marga Persero Tbk. PT	201,300	47,082
Kalbe Farma Tbk. PT(1)	887,100	82,407
Kawasan Industri Jababeka Tbk. PT(1)	2,945,700	32,901
Lippo Karawaci Tbk. PT(1)	5,142,600	27,446
Malindo Feedmill Tbk. PT(1)	13,400	615
Map Aktif Adiperkasa PT	1,832,300	79,395
Mark Dynamics Indonesia Tbk. PT	299,900	14,463
Matahari Department Store Tbk. PT	145,500	15,560
MD Entertainment Tbk. PT	32,900	4,966
Medco Energi Internasional Tbk. PT	1,380,640	103,718
Media Nusantara Citra Tbk. PT(1)	1,273,900	20,603
Medikaloka Hermina Tbk. PT	1,322,600	125,078
Merdeka Copper Gold Tbk. PT(1)	237,551	29,291
Mitra Adiperkasa Tbk. PT	1,722,400	137,374
Mitra Keluarga Karyasehat Tbk. PT	115,400	19,282
Mitra Pinasthika Mustika Tbk. PT	157,800	10,624
Pabrik Kertas Tjiwi Kimia Tbk. PT	201,400	74,494
Pakuwon Jati Tbk. PT	1,083,400	26,569
Panin Financial Tbk. PT(1)	1,773,800	31,999
Perusahaan Gas Negara Tbk. PT	899,200	100,232
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	609,500	45,571
PP Persero Tbk. PT(1)	159,800	4,451
Puradelta Lestari Tbk. PT	105,100	910
Rimo International Lestari Tbk. PT(1)	329,900	—
Rukun Raharja Tbk. PT	256,800	40,352
Salim Ivomas Pratama Tbk. PT	44,700	1,164
Samator Indo Gas Tbk. PT	86,700	6,241
Samudera Indonesia Tbk. PT	1,064,000	18,630
Sarana Menara Nusantara Tbk. PT	1,772,400	63,581
Sawit Sumbermas Sarana Tbk. PT	1,100	95
Selamat Sempurna Tbk. PT	231,100	26,454
Semen Indonesia Persero Tbk. PT(1)	508,407	87,628
Siloam International Hospitals Tbk. PT	246,200	35,944
Sri Rejeki Isman Tbk. PT(1)	54,600	—
Steel Pipe Industry of Indonesia PT	274,200	5,045
Sumber Alfaria Trijaya Tbk. PT(1)	1,598,700	238,529
Sumber Tani Agung Resources Tbk. PT	174,800	8,799
Telkom Indonesia Persero Tbk. PT, ADR(1)(2)	42,107	722,135
Temas Tbk. PT	1,259,000	10,298
Timah Tbk. PT(1)	751,000	54,482
Triputra Agro Persada PT	1,607,900	89,351
Tunas Baru Lampung Tbk. PT	24,900	1,110
Unilever Indonesia Tbk. PT	696,500	73,803
United Tractors Tbk. PT	215,300	296,423
Vale Indonesia Tbk. PT	352,064	75,596
Waskita Karya Persero Tbk. PT(1)	384,292	—
Wijaya Karya Persero Tbk. PT(1)	437,400	4,108

XLSMART Telecom Sejahtera Tbk. PT	1,036,895	139,967
		9,774,031
Malaysia — 1.7%
7-Eleven Malaysia Holdings Bhd., Class B	3,000	1,394
Aeon Co. M Bhd.	118,600	40,109
AEON Credit Service M Bhd.	1,000	1,346
AFFIN Bank Bhd.(1)	91,305	57,653
Alliance Bank Malaysia Bhd.	176,000	179,102
AMMB Holdings Bhd.	334,300	411,431
Ann Joo Resources Bhd.(1)	20,750	3,378
Astro Malaysia Holdings Bhd.(1)	23,800	1,062
Axiata Group Bhd.	287,200	138,274
Bank Islam Malaysia Bhd.	90,700	49,464
Berjaya Corp. Bhd.(1)	871,449	58,281
Berjaya Food Bhd.(1)	32,373	2,318
Bermaz Auto Bhd.	158,400	37,933
Bumi Armada Bhd.	545,900	60,255
Bursa Malaysia Bhd.	83,600	149,137
Cahya Mata Sarawak Bhd.	168,500	49,026
Capital A Bhd.(1)	33,100	6,614
Carlsberg Brewery Malaysia Bhd.	7,800	35,743
CELCOMDIGI Bhd.	257,700	225,278
CIMB Group Holdings Bhd.	530,850	864,723
Coastal Contracts Bhd.	3,400	1,073
CSC Steel Holdings Bhd.	18,100	5,019
Cypark Resources Bhd.(1)	15,400	3,253
Dagang NeXchange Bhd.(1)	779,600	51,168
Dayang Enterprise Holdings Bhd.	67,300	28,163
Dialog Group Bhd.	69,000	24,618
DRB-Hicom Bhd.	87,800	15,979
Dufu Technology Corp. Bhd.	43,100	12,058
Eastern & Oriental Bhd.	140,400	27,349
Eco World Development Group Bhd.	95,100	42,417
Econpile Holdings Bhd.(1)	5,500	361
Ekovest Bhd.(1)	323,900	27,727
Farm Fresh Bhd.	57,300	25,311
Fraser & Neave Holdings Bhd.	5,300	33,954
Frontken Corp. Bhd.	54,000	47,909
Gamuda Bhd.	143,269	153,827
Gas Malaysia Bhd.	23,000	22,537
Genting Bhd.(2)	189,800	133,818
Genting Malaysia Bhd.	484,100	207,146
Genting Plantations Bhd.	6,300	7,258
Globetronics Technology Bhd.(1)	12,200	1,277
HAP Seng Consolidated Bhd.	16,900	11,004
Hartalega Holdings Bhd.	202,400	89,386
Heineken Malaysia Bhd.	11,600	73,875
Hengyuan Refining Co. Bhd.(1)	5,300	2,064
Hextar Global Bhd.	92,620	20,460
Hiap Teck Venture Bhd.	125,000	7,911
Hibiscus Petroleum Bhd.	121,720	40,584
Hong Leong Bank Bhd.	35,500	163,349
Hong Leong Financial Group Bhd.	8,500	33,101
Hong Leong Industries Bhd.	400	1,343
IHH Healthcare Bhd.	59,000	95,582

IJM Corp. Bhd.	232,100	136,184
Inari Amertron Bhd.	54,200	24,446
IOI Corp. Bhd.	75,900	64,122
IOI Properties Group Bhd.	165,800	74,343
JAKS Resources Bhd.	11,180	263
Jaya Tiasa Holdings Bhd.	303,800	83,397
Johor Plantations Group Bhd.	217,700	59,911
Kelington Group Bhd.	88,800	71,895
Kossan Rubber Industries Bhd.	136,100	53,033
KPJ Healthcare Bhd.	246,800	157,549
KSL Holdings Bhd.(1)	5,500	2,078
Kuala Lumpur Kepong Bhd.	48,201	220,464
Land & General Bhd.	29,900	738
LBS Bina Group Bhd.	8,961	999
Leong Hup International Bhd.	220,000	32,257
Lii Hen Industries Bhd.	4,200	478
Lotte Chemical Titan Holding Bhd.(1)	20,000	2,161
Luxchem Corp. Bhd.	20,900	2,090
Mah Sing Group Bhd.	346,700	82,960
Malakoff Corp. Bhd.	213,500	38,681
Malayan Banking Bhd.	247,549	568,903
Malayan Flour Mills Bhd.	143,700	17,354
Malaysia Marine & Heavy Engineering Holdings Bhd.(1)	4,700	403
Malaysian Pacific Industries Bhd.	8,600	40,015
Malaysian Resources Corp. Bhd.	281,800	33,392
Matrix Concepts Holdings Bhd.	117,450	38,653
Maxis Bhd.	190,700	158,166
MBM Resources Bhd.	13,400	16,949
MBSB Bhd.	316,800	53,991
Media Prima Bhd.	58,500	5,084
Mega First Corp. Bhd.	58,900	52,377
MISC Bhd.	64,900	114,632
MKH Bhd.	2,900	723
MKH Oil Palm East Kalimantan Bhd.	414	62
Mr. DIY Group M Bhd.	192,500	71,445
Muhibbah Engineering M Bhd.(1)	2,000	280
My EG Services Bhd.	810,274	175,331
Naim Holdings Bhd.(1)	4,300	878
Nationgate Holdings Bhd.	80,400	28,504
Nestle Malaysia Bhd.	3,400	62,751
NEXG Bhd.	216,300	19,060
OCK Group Bhd.	7,100	667
OSK Holdings Bhd.	6,600	2,699
Padini Holdings Bhd.	9,450	4,700
Paramount Corp. Bhd.	3,400	863
Pecca Group Bhd.	59,800	20,512
Pentamaster Corp. Bhd.	2,000	1,220
Perak Transit Bhd.	8,349	1,372
Petronas Chemicals Group Bhd.	100,800	81,098
Petronas Dagangan Bhd.	26,700	123,451
Petronas Gas Bhd.	48,400	204,091
Poh Huat Resources Holdings Bhd.	2,800	723
PPB Group Bhd.	25,800	68,269
Press Metal Aluminium Holdings Bhd.	188,200	222,820
Public Bank Bhd.	617,000	624,982

QL Resources Bhd.	80,325	84,866
Ranhill Utilities Bhd.(1)	83,848	24,407
RHB Bank Bhd.	164,575	248,732
Sam Engineering & Equipment M Bhd.	2,400	2,175
Sapura Energy Bhd.(1)	43,200	351
Sarawak Oil Palms Bhd.	31,800	23,176
Scientex Bhd.	22,400	17,894
SD Guthrie Bhd.	140,700	147,827
Sime Darby Bhd.	293,900	117,290
Sime Darby Property Bhd.	421,600	138,393
SKP Resources Bhd.	150,100	35,080
Southern Cable Group Bhd.	107,300	31,506
SP Setia Bhd. Group	356,100	96,945
Sports Toto Bhd.	7,686	2,347
Sunway Bhd.	83,400	92,960
Supermax Corp. Bhd.(1)	249,651	40,477
Ta Ann Holdings Bhd.	26,400	24,691
Telekom Malaysia Bhd.	97,300	149,097
Tenaga Nasional Bhd.(2)	297,500	978,723
Thong Guan Industries Bhd.	2,400	632
TIME dotCom Bhd.	58,200	71,618
Tiong NAM Logistics Holdings Bhd.(1)	27,572	4,434
Top Glove Corp. Bhd.(1)	246,700	46,851
Tropicana Corp. Bhd.(1)	4,807	1,334
TSH Resources Bhd.	77,200	19,581
Uchi Technologies Bhd.	7,500	5,395
UEM Sunrise Bhd.	100,000	17,105
Unisem M Bhd.	51,700	24,153
United Plantations Bhd.	26,250	140,416
Velesto Energy Bhd.	1,303,300	55,082
ViTrox Corp. Bhd.	8,000	5,988
VS Industry Bhd.	569,100	108,766
Wasco Bhd.	16,200	3,564
WCT Holdings Bhd.(1)	295,846	46,233
Westports Holdings Bhd.	38,900	41,486
Yinson Holdings Bhd.	164,400	77,205
YTL Corp. Bhd.	99,696	42,558
YTL Power International Bhd.	196,800	147,736
		10,824,945
Mexico — 2.1%
Alfa SAB de CV, Class A	505,598	394,135
Alpek SAB de CV(2)	45,690	25,182
America Movil SAB de CV, ADR(2)	49,125	830,213
Arca Continental SAB de CV	6,800	74,850
Banco del Bajio SA	154,677	401,446
Becle SAB de CV(2)	4,400	5,295
Cemex SAB de CV, ADR	106,801	731,587
Coca-Cola Femsa SAB de CV	34,545	326,607
Consorcio ARA SAB de CV(1)	4,900	816
Controladora Alpek SAB de CV(1)	792,969	128,373
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	29,112	137,700
Corp. Inmobiliaria Vesta SAB de CV(2)	97,200	281,086
Fomento Economico Mexicano SAB de CV, ADR	3,506	373,494
GCC SAB de CV	30,855	287,933
Gentera SAB de CV	306,649	601,725

Gruma SAB de CV, B Shares	26,332	495,456
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	6,079	603,402
Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,325	763,852
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,215	391,254
Grupo Bimbo SAB de CV, Series A(2)	43,000	120,270
Grupo Carso SAB de CV, Series A1(2)	23,000	146,246
Grupo Comercial Chedraui SA de CV(2)	29,017	212,436
Grupo Financiero Banorte SAB de CV, Class O	173,596	1,539,595
Grupo Financiero Inbursa SAB de CV, Class O(2)	162,050	408,550
Grupo GICSA SAB de CV(1)	8,000	1,093
Grupo Industrial Saltillo SAB de CV	1,789	1,558
Grupo Mexico SAB de CV, Series B	143,394	792,378
Grupo Televisa SAB, ADR(2)	72,247	137,992
Industrias Penoles SAB de CV(1)	31,220	659,119
Kimberly-Clark de Mexico SAB de CV, A Shares	161,800	288,631
La Comer SAB de CV(2)	66,456	143,903
Megacable Holdings SAB de CV	214,613	565,965
Nemak SAB de CV(1)	615,840	100,333
Ollamani SAB(1)(2)	13,476	33,002
Promotora de Hoteles Norte 19 SAB de CV(1)	1,300	275
Promotora y Operadora de Infraestructura SAB de CV	12,615	142,111
Qualitas Controladora SAB de CV(2)	35,900	385,005
Regional SAB de CV	7,886	61,324
Wal-Mart de Mexico SAB de CV	131,797	430,467
		13,024,659
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	9,576	143,448
Credicorp Ltd.	4,616	977,715
Intercorp Financial Services, Inc.	8,042	278,334
Southern Copper Corp.(2)	4,445	404,132
		1,803,629
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	79,690	49,263
Aboitiz Power Corp.	12,100	7,581
ACEN Corp.	44,822	2,047
Alliance Global Group, Inc.	166,000	24,808
Ayala Corp.	13,920	144,790
Ayala Land, Inc.	224,700	92,520
AyalaLand Logistics Holdings Corp.(1)	17,000	448
Bank of the Philippine Islands	143,488	358,131
BDO Unibank, Inc.	181,937	525,348
Cebu Air, Inc.(1)	6,390	3,922
Century Pacific Food, Inc.	133,700	95,797
Converge Information & Communications Technology Solutions, Inc.	468,000	169,081
Cosco Capital, Inc.	51,700	6,017
DigiPlus Interactive Corp.	187,600	177,576
DMCI Holdings, Inc.	574,500	106,738
DoubleDragon Corp.	2,700	485
East West Banking Corp.	5,400	1,008
Filinvest Land, Inc.	41,000	536
First Gen Corp.	22,000	6,501
Ginebra San Miguel, Inc.	1,300	6,851
Global Ferronickel Holdings, Inc.(1)	171,000	3,458
Globe Telecom, Inc.	1,865	59,164
International Container Terminal Services, Inc.	55,840	409,883

JG Summit Holdings, Inc.	230,403	82,583
Jollibee Foods Corp.	36,470	145,793
Manila Electric Co.	25,220	248,483
Manila Water Co., Inc.	32,900	19,646
Megaworld Corp.	712,000	22,826
Metropolitan Bank & Trust Co.	254,700	335,793
Monde Nissin Corp.	76,200	10,366
Nickel Asia Corp.	273,100	12,180
Petron Corp.	75,000	3,252
PLDT, Inc., ADR(2)	8,087	181,311
Puregold Price Club, Inc.	153,300	85,173
Robinsons Land Corp.(1)	81,300	19,024
Robinsons Retail Holdings, Inc.	22,090	14,972
Security Bank Corp.	57,680	66,109
Semirara Mining & Power Corp.	165,900	96,641
Shell Pilipinas Corp.(1)	1,600	139
SM Investments Corp.	5,725	85,660
SM Prime Holdings, Inc.	211,500	85,454
Synergy Grid & Development Phils, Inc.(1)	162,300	33,292
Universal Robina Corp.	39,490	59,791
Vista Land & Lifescapes, Inc.	62,800	1,801
Wilcon Depot, Inc.	81,300	8,972
		3,871,214
Poland — 1.2%
Alior Bank SA(1)	16,584	460,866
Allegro.eu SA(1)	23,007	211,667
AmRest Holdings SE	2,830	12,358
Asseco Poland SA	3,041	149,109
Bank Millennium SA(1)	105,751	410,950
Bank Polska Kasa Opieki SA	15,293	753,880
Budimex SA(1)	1,197	199,678
CCC SA(1)	7,345	428,351
CD Projekt SA	1,805	107,008
Cyfrowy Polsat SA(1)	13,643	60,949
Dino Polska SA(1)	3,138	460,591
Eurocash SA	8,571	20,785
Grupa Azoty SA(1)	11,398	72,120
Grupa Kety SA	2,004	463,661
Jastrzebska Spolka Weglowa SA(1)(2)	7,794	47,177
KGHM Polska Miedz SA	9,408	308,292
KRUK SA(1)	1,759	184,468
LPP SA	96	370,026
Lubelski Wegiel Bogdanka SA	109	699
mBank SA(1)	1,219	267,070
Mercator Medical SA(1)	146	1,748
Orange Polska SA	116,027	298,894
ORLEN SA	36,640	719,962
Pepco Group NV	24,002	109,669
PGE Polska Grupa Energetyczna SA(1)	46,098	115,050
PKP Cargo SA(1)	196	854
Powszechna Kasa Oszczednosci Bank Polski SA	27,570	554,714
Powszechny Zaklad Ubezpieczen SA	36,152	590,624
Santander Bank Polska SA	1,307	174,899
Text SA	2,426	34,500

XTB SA	14,796	327,184
		7,917,803
Russia(3) — 0.0%
Gazprom PJSC(1)	309,544	1
Globaltrans Investment PLC, GDR(1)	19,562	2
GMK Norilskiy Nickel PAO(1)	84,900	1
LUKOIL PJSC(1)	14,461	—
Magnit PJSC	1,613	—
Mechel PJSC(1)	7,372	—
MMC Norilsk Nickel PJSC, ADR(1)	3	—
Mobile TeleSystems PJSC, ADR(1)	11,495	1
Novatek PJSC	8,700	—
Novolipetsk Steel PJSC(1)	60,580	—
O'Key Group SA, GDR(1)	1,578	—
PhosAgro PJSC	2,275	—
PhosAgro PJSC, GDR(1)	44	—
PhosAgro PJSC, GDR(1)	2	—
Ros Agro PLC, GDR(1)	3,053	1
Rosneft Oil Co. PJSC	36,427	—
Severstal PAO, GDR(1)	6,837	1
Tatneft PJSC	61,368	—
VK IPJSC, GDR(1)	87	—
VTB Bank PJSC(1)	77,279	—
X5 Retail Group NV, GDR(1)	2,570	—
		7
Singapore — 0.0%
Super Hi International Holding Ltd.(1)(2)	7,200	14,709
South Africa — 3.6%
Absa Group Ltd.	101,464	978,569
Adcock Ingram Holdings Ltd.	305	887
AECI Ltd.(2)	24,752	142,395
African Rainbow Minerals Ltd.(2)	20,993	185,798
Alexander Forbes Group Holdings Ltd.	4,775	2,361
Anglogold Ashanti PLC (New York)	12,830	562,082
Aspen Pharmacare Holdings Ltd.	26,280	177,264
Astral Foods Ltd.	7,387	78,813
AVI Ltd.	49,814	261,667
Barloworld Ltd.	24,004	143,152
Bid Corp. Ltd.	14,383	381,262
Bidvest Group Ltd.	15,569	211,230
Blue Label Telecoms Ltd.(1)	5,048	3,331
Capitec Bank Holdings Ltd.	3,282	628,906
City Lodge Hotels Ltd.(2)	2,646	614
Clicks Group Ltd.	23,186	500,959
Coronation Fund Managers Ltd.	43,348	95,274
Curro Holdings Ltd.	45,943	24,287
DataTec Ltd.	33,608	117,679
Dis-Chem Pharmacies Ltd.	70,189	130,850
Discovery Ltd.	29,840	361,832
DRDGOLD Ltd.(2)	20,464	30,613
Exxaro Resources Ltd.	40,015	327,579
Famous Brands Ltd.	293	1,040
FirstRand Ltd.	202,729	840,940
Fortress Real Estate Investments Ltd., Class B	203,722	228,919
Foschini Group Ltd.	66,389	495,891

Gold Fields Ltd., ADR	49,504	1,138,592
Grindrod Ltd.	43,177	31,875
Harmony Gold Mining Co. Ltd., ADR	60,417	881,484
Impala Platinum Holdings Ltd.(1)	115,736	832,004
Investec Ltd.	18,763	132,989
KAL Group Ltd.	177	391
KAP Ltd.(1)	178,079	25,106
Kumba Iron Ore Ltd.	10,085	165,031
Lewis Group Ltd.	508	2,339
Metair Investments Ltd.(1)	1,914	917
Momentum Group Ltd.	221,197	429,755
Motus Holdings Ltd.	28,124	140,316
Mpact Ltd.	965	1,394
Mr. Price Group Ltd.	27,419	369,328
MTN Group Ltd.	182,435	1,269,843
MultiChoice Group(1)	21,390	139,326
Naspers Ltd., N Shares	4,127	1,185,841
Nedbank Group Ltd.	39,590	562,439
NEPI Rockcastle NV(1)	67,474	518,695
Netcare Ltd.	295,935	248,606
Ninety One Ltd.	25,549	54,321
Northam Platinum Holdings Ltd.(2)	59,188	500,908
Oceana Group Ltd.	464	1,526
Old Mutual Ltd.	883,166	573,222
Omnia Holdings Ltd.	38,217	151,600
OUTsurance Group Ltd.	74,531	314,609
Pepkor Holdings Ltd.	56,274	91,450
PPC Ltd.(2)	125,428	32,610
Raubex Group Ltd.	2,320	5,272
Reinet Investments SCA	19,998	541,930
Remgro Ltd.	45,201	401,454
RFG Holdings Ltd.	1,040	1,054
Sanlam Ltd.	102,134	503,498
Santam Ltd.	4,100	95,616
Sappi Ltd.	171,105	329,464
Sasol Ltd., ADR(1)(2)	26,634	118,255
Shoprite Holdings Ltd.	38,318	622,715
Sibanye Stillwater Ltd., ADR(1)	93,908	571,900
Southern Sun Ltd.	3,866	1,921
SPAR Group Ltd.(1)	42,312	261,662
Standard Bank Group Ltd.	71,922	932,977
Sun International Ltd.	37,424	85,420
Telkom SA SOC Ltd.(1)	97,821	212,084
Thungela Resources Ltd.	38,104	193,774
Tiger Brands Ltd.	11,296	217,143
Tsogo Sun Ltd.	3,616	1,579
Valterra Platinum Ltd.(2)	12,591	494,517
Vodacom Group Ltd.	50,427	386,866
We Buy Cars Holdings Ltd.	7,728	21,082
Woolworths Holdings Ltd.	101,541	330,640
Zeda Ltd.	24,857	16,384
Zeder Investments Ltd.(2)	8,750	628
		23,058,546
South Korea — 11.5%
Able C&C Co. Ltd.	5,008	25,721

Advanced Process Systems Corp.	1,624	19,406
Aekyung Industrial Co. Ltd.	1,099	12,030
Agabang & Company(1)	2,113	7,986
Alteogen, Inc.(1)	691	165,246
Amorepacific Corp.	893	86,451
Amorepacific Holdings Corp.	1,483	28,139
Ananti, Inc.(1)	12,188	65,380
APR Corp.(1)	2,215	184,835
Aprogen, Inc.(1)	145	71
Asiana Airlines, Inc.(1)	11,655	85,181
BGF Co. Ltd.	616	1,902
BGF retail Co. Ltd.	2,080	154,208
BH Co. Ltd.	7,962	70,126
Binggrae Co. Ltd.	616	40,378
BNK Financial Group, Inc.	44,930	359,774
Boditech Med, Inc.	953	11,231
Bukwang Pharmaceutical Co. Ltd.(1)	513	1,492
Byucksan Corp.	2,612	4,159
Caregen Co. Ltd.	845	19,814
Celltrion Pharm, Inc.(1)	290	10,292
Celltrion, Inc.	3,793	442,118
Cheil Worldwide, Inc.	9,040	120,206
Cheryong Electric Co. Ltd.	636	15,007
Chong Kun Dang Pharmaceutical Corp.	1,678	105,052
Chongkundang Holdings Corp.	42	1,614
Chunbo Co. Ltd.(1)	75	1,968
CJ CGV Co. Ltd.(1)	16,596	57,106
CJ CheilJedang Corp.	1,797	300,955
CJ Corp.	2,601	256,658
CJ ENM Co. Ltd.(1)	3,381	150,681
CJ Logistics Corp.	2,468	143,617
Classys, Inc.	1,624	66,980
CMG Pharmaceutical Co. Ltd.(1)	803	1,259
Com2uSCorp	114	3,132
Cosmax, Inc.	1,340	203,561
COSON Co. Ltd.(1)	179	1
Coway Co. Ltd.	9,710	624,403
COWELL FASHION Co. Ltd.(1)	549	875
CrystalGenomics Invites Co. Ltd.(1)	1,166	1,727
Cuckoo Homesys Co. Ltd.	704	13,104
Daea TI Co. Ltd.(1)	824	2,642
Daeduck Electronics Co. Ltd.	6,484	70,272
Daesang Corp.	6,004	94,252
Daewon Pharmaceutical Co. Ltd.	395	3,983
Daewoo Engineering & Construction Co. Ltd.(1)	26,080	79,647
Daewoong Co. Ltd.	2,806	51,511
Daewoong Pharmaceutical Co. Ltd.	323	37,145
Daishin Securities Co. Ltd.	4,161	69,170
Daol Investment & Securities Co. Ltd.	5,885	15,246
Daou Data Corp.	2,016	24,844
Daou Technology, Inc.	4,238	82,424
Dawonsys Co. Ltd.(1)	62	362
DB HiTek Co. Ltd.	8,677	244,727
DB Insurance Co. Ltd.	8,330	607,097
DB Securities Co. Ltd.	1,678	9,020

Dentium Co. Ltd.	478	21,381
DI Dong Il Corp.	1,429	34,465
DIO Corp.(1)	562	7,310
DL E&C Co. Ltd.	9,377	327,806
DL Holdings Co. Ltd.	2,862	91,652
Dong-A Socio Holdings Co. Ltd.	125	10,155
Dong-A ST Co. Ltd.	235	8,252
Dongjin Semichem Co. Ltd.	4,044	82,645
DongKook Pharmaceutical Co. Ltd.	415	5,097
Dongkuk CM Co. Ltd.	3,531	16,597
Dongkuk Holdings Co. Ltd.	1,881	10,907
Dongkuk Steel Mill Co. Ltd.	5,859	38,804
Dongsuh Cos., Inc.	1,309	24,633
Dongwha Enterprise Co. Ltd.(1)	1,985	12,003
Dongwha Pharm Co. Ltd.	1,215	5,808
Dongwon Development Co. Ltd.	641	1,188
Dongwon F&B Co. Ltd.	1,150	33,835
Dongwon Industries Co. Ltd.	1,045	35,193
Dongwon Systems Corp.	1,115	25,069
Doosan Bobcat, Inc.	5,801	197,175
Doosan Co. Ltd.	193	68,094
Doosan Enerbility Co. Ltd.(1)	22,167	647,056
Doosan Tesna, Inc.	1,960	38,395
DoubleUGames Co. Ltd.	1,011	37,099
Douzone Bizon Co. Ltd.	1,500	60,371
Dreamtech Co. Ltd.	3,650	16,172
Duk San Neolux Co. Ltd.(1)	569	15,327
Echo Marketing, Inc.(1)	366	2,216
Ecopro BM Co. Ltd.(1)	3,490	226,410
Ecopro Co. Ltd.	1,652	51,059
Ecopro HN Co. Ltd.	1,810	31,825
E-MART, Inc.	4,543	300,079
ENF Technology Co. Ltd.	240	4,937
Eo Technics Co. Ltd.	446	46,288
Eoflow Co. Ltd.(1)	486	525
Eugene Corp.	3,001	7,495
Eugene Investment & Securities Co. Ltd.	12,570	30,653
Eugene Technology Co. Ltd.	502	11,763
F&F Co. Ltd.	3,455	188,745
F&F Holdings Co. Ltd.	27	306
Foosung Co. Ltd.(1)	4,155	12,665
Genexine, Inc.(1)	105	380
Giantstep, Inc.(1)	170	826
GOLFZON Co. Ltd.	964	45,942
Gradiant Corp.	604	6,474
Grand Korea Leisure Co. Ltd.	2,462	25,112
Green Cross Holdings Corp.	435	4,630
GS Engineering & Construction Corp.	9,964	163,442
GS Holdings Corp.	10,616	334,463
GS P&L Co. Ltd.(1)	1,215	26,679
GS Retail Co. Ltd.	5,125	56,904
HAESUNG DS Co. Ltd.	1,458	19,329
Han Kuk Carbon Co. Ltd.	9,743	154,945
Hana Financial Group, Inc.	35,458	1,864,877
Hana Materials, Inc.	919	16,858

Hana Tour Service, Inc.	2,000	73,572
Handsome Co. Ltd.	2,251	26,268
Hanil Cement Co. Ltd.	4,766	63,424
Hanjin Kal Corp.	1,137	116,025
Hanjin Transportation Co. Ltd.	337	4,979
Hankook & Co. Co. Ltd.	5,320	78,300
Hankook Shell Oil Co. Ltd.	40	11,657
Hankook Tire & Technology Co. Ltd.	14,880	414,991
Hanmi Pharm Co. Ltd.	392	88,406
Hanmi Science Co. Ltd.	1,621	41,524
Hanmi Semiconductor Co. Ltd.	2,620	151,955
Hanon Systems(1)	32,794	71,702
Hansae Co. Ltd.	3,078	24,740
Hansol Chemical Co. Ltd.	375	36,079
Hansol Paper Co. Ltd.	1,067	6,690
Hansol Technics Co. Ltd.	1,045	3,793
Hanwha Aerospace Co. Ltd.	1,967	1,153,501
Hanwha Corp.	7,191	392,857
Hanwha Corp., Preference Shares	729	15,807
Hanwha Galleria Corp.(1)	4,395	3,957
Hanwha General Insurance Co. Ltd.(1)	20,132	66,720
Hanwha Investment & Securities Co. Ltd.(1)	17,784	57,391
Hanwha Life Insurance Co. Ltd.(1)	50,857	108,869
Hanwha Ocean Co. Ltd.(1)	1,566	88,228
Hanwha Solutions Corp.	7,663	165,077
Hanwha Systems Co. Ltd.	2,295	75,467
Hanwha Vision Co. Ltd.(1)	7,902	297,834
Harim Holdings Co. Ltd.	7,758	48,184
HD Hyundai Co. Ltd.	8,290	669,741
HD Hyundai Construction Equipment Co. Ltd.	3,325	169,321
HD Hyundai Electric Co. Ltd.	2,088	571,687
HD Hyundai Heavy Industries Co. Ltd.(1)	1,469	430,139
HD Hyundai Infracore Co. Ltd.(1)	38,396	262,357
HD HYUNDAI MIPO	1,282	179,271
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,919	895,592
HDC Holdings Co. Ltd.	1,750	24,847
HDC Hyundai Development Co-Engineering & Construction, E Shares	8,404	142,230
Hite Jinro Co. Ltd.	7,717	112,855
HK inno N Corp.(1)	809	24,434
HL Holdings Corp.(1)	590	17,262
HL Mando Co. Ltd.	7,097	173,008
HLB Global Co. Ltd.(1)	807	1,764
HLB, Inc.(1)	2,476	97,601
HMM Co. Ltd.	38,264	590,231
HPSP Co. Ltd.	3,911	62,854
HS Hyosung Advanced Materials Corp.	537	77,365
HS Hyosung Corp.(1)	149	6,315
HS Industries Co. Ltd.	1,315	4,588
Hugel, Inc.(1)	376	90,189
Humasis Co. Ltd.(1)	24,352	30,874
Humedix Co. Ltd.	1,466	56,567
Huons Co. Ltd.	129	2,683
Huons Global Co. Ltd.	141	4,951
Hwa Shin Co. Ltd.	3,147	18,265
Hwaseung Enterprise Co. Ltd.	315	1,786

HYBE Co. Ltd.(1)	1,078	207,907
Hyosung Chemical Corp.(1)	216	4,568
Hyosung Corp.	2,581	116,592
Hyosung Heavy Industries Corp.	708	316,616
Hyosung TNC Corp.	721	126,866
Hyundai Autoever Corp.	426	44,210
HYUNDAI Corp.	337	6,461
Hyundai Department Store Co. Ltd.	3,666	191,050
Hyundai Elevator Co. Ltd.	4,201	230,875
Hyundai Engineering & Construction Co. Ltd.	6,782	313,442
Hyundai Futurenet Co. Ltd.	2,521	5,941
Hyundai GF Holdings	8,292	44,760
Hyundai Glovis Co. Ltd.	7,623	625,560
Hyundai Home Shopping Network Corp.	644	25,470
Hyundai Marine & Fire Insurance Co. Ltd.(1)	14,093	248,607
Hyundai Mobis Co. Ltd.	4,026	738,031
Hyundai Motor Co.	11,359	1,522,510
Hyundai Rotem Co. Ltd.	5,278	558,659
Hyundai Steel Co.	17,352	353,941
Hyundai Wia Corp.	4,198	129,756
ICD Co. Ltd.(1)	1,590	4,734
Iljin Diamond Co. Ltd.	93	851
Ilyang Pharmaceutical Co. Ltd.	2,125	20,281
iM Financial Group Co. Ltd.	25,554	206,609
iMarketKorea, Inc.	2,108	12,345
Industrial Bank of Korea	43,024	490,198
Innocean Worldwide, Inc.	2,711	35,700
Innox Advanced Materials Co. Ltd.	2,944	48,099
Inscobee, Inc.(1)	756	813
Insun ENT Co. Ltd.(1)	1,650	6,538
Interflex Co. Ltd.(1)	276	1,646
INTOPS Co. Ltd.	2,663	29,458
IS Dongseo Co. Ltd.	2,292	34,978
IsuPetasys Co. Ltd.	3,959	109,840
JB Financial Group Co. Ltd.	26,379	360,496
Jeil Pharmaceutical Co. Ltd.(1)	24	225
Jeju Air Co. Ltd.(1)	13,265	63,899
Jin Air Co. Ltd.(1)	3,532	24,324
Jusung Engineering Co. Ltd.	6,544	148,240
JW Holdings Corp.	418	1,063
JW Pharmaceutical Corp.	2,496	41,904
JYP Entertainment Corp.	1,575	85,191
Kakao Corp.	14,041	433,832
Kakao Games Corp.(1)	699	8,190
KakaoBank Corp.	10,319	175,429
Kakaopay Corp.(1)	1,481	40,594
Kangwon Land, Inc.	4,323	53,342
KB Financial Group, Inc., ADR	25,431	1,900,967
KC Co. Ltd.	435	7,007
KC Tech Co. Ltd.	493	8,673
KCC Corp.	631	140,403
KCC Glass Corp.	1,172	26,072
KEPCO Engineering & Construction Co., Inc.	229	10,412
KEPCO Plant Service & Engineering Co. Ltd.	5,206	162,724
KG Dongbusteel	14,012	64,165

KG Eco Solution Co. Ltd.	2,450	10,988
Kginicis Co. Ltd.	1,731	11,415
KH FEELUX Co. Ltd.(1)	536	—
KH Vatec Co. Ltd.	1,906	14,194
Kia Corp.	21,827	1,411,615
KISCO Corp.(1)	1,358	9,128
KIWOOM Securities Co. Ltd.	2,424	285,157
KMW Co. Ltd.(1)	276	2,280
Koh Young Technology, Inc.	2,505	27,303
Kolmar BNH Co. Ltd.(1)	169	1,838
Kolmar Korea Co. Ltd.(1)	626	37,597
Kolon Industries, Inc.	4,414	106,875
Komipharm International Co. Ltd.(1)	203	779
Korea Aerospace Industries Ltd.	3,982	241,237
Korea Circuit Co. Ltd.(1)	1,642	11,866
Korea Electric Power Corp., ADR	20,470	226,193
Korea Electric Terminal Co. Ltd.	1,846	81,788
Korea Gas Corp.	4,155	124,189
Korea Investment Holdings Co. Ltd.	8,268	646,280
Korea Line Corp.(1)	28,143	31,679
Korea Petrochemical Ind Co. Ltd.	318	19,032
Korea Real Estate Investment & Trust Co. Ltd.	3,951	3,349
Korea United Pharm, Inc.	247	3,768
Korean Air Lines Co. Ltd.	34,122	555,886
Korean Reinsurance Co.	41,775	279,563
Krafton, Inc.(1)	2,404	642,119
KT Skylife Co. Ltd.	1,686	5,669
Kum Yang Co. Ltd.(1)	2,158	15,485
Kumho Petrochemical Co. Ltd.	2,434	203,623
Kumho Tire Co., Inc.(1)	23,563	75,995
Kwang Dong Pharmaceutical Co. Ltd.	671	2,694
Kyobo Securities Co. Ltd.	138	782
Kyung Dong Navien Co. Ltd.	1,521	82,790
L&F Co. Ltd.(1)	434	17,968
LB Semicon, Inc.(1)	1,686	4,040
LEENO Industrial, Inc.	3,190	91,206
LF Corp.	3,890	46,923
LG Chem Ltd.	1,465	209,041
LG Corp.	5,769	296,350
LG Display Co. Ltd., ADR(1)	83,618	265,069
LG Electronics, Inc.	14,467	744,080
LG Energy Solution Ltd.(1)	1,763	364,953
LG H&H Co. Ltd.	1,145	269,966
LG HelloVision Co. Ltd.(1)	1,238	2,270
LG Innotek Co. Ltd.	2,555	267,763
LG Uplus Corp.	45,598	422,409
LIG Nex1 Co. Ltd.	2,712	842,100
LigaChem Biosciences, Inc.(1)	1,071	89,027
Lotte Chemical Corp.	1,486	64,221
Lotte Chilsung Beverage Co. Ltd.	1,206	93,238
Lotte Corp.	6,249	134,767
Lotte Energy Materials Corp.(1)	319	5,089
LOTTE Fine Chemical Co. Ltd.	4,744	130,142
LOTTE Himart Co. Ltd.	116	663
Lotte Innovate Co. Ltd.	464	6,366

Lotte Rental Co. Ltd.	4,409	104,268
Lotte Shopping Co. Ltd.	2,429	141,600
Lotte Wellfood Co. Ltd.	557	48,054
LS Corp.	813	93,611
LS Electric Co. Ltd.	817	149,164
LVMC Holdings(1)	14,008	19,195
LX Hausys Ltd.	634	14,553
LX Holdings Corp.	3,787	22,632
LX International Corp.	8,307	170,169
LX Semicon Co. Ltd.	3,527	153,673
Maeil Dairies Co. Ltd.	252	6,758
Mcnex Co. Ltd.	2,204	43,545
MegaStudyEdu Co. Ltd.	1,482	56,120
Meritz Financial Group, Inc.	11,640	940,839
Mirae Asset Life Insurance Co. Ltd.(1)	2,237	9,113
Mirae Asset Securities Co. Ltd.	26,938	303,073
Misto Holdings Corp.	4,154	108,397
Miwon Commercial Co. Ltd.	26	3,435
Myoung Shin Industrial Co. Ltd.(1)	9,928	60,037
Namhae Chemical Corp.	960	5,021
Namsun Aluminum Co. Ltd.(1)	4,341	3,868
NAVER Corp.	6,672	904,112
NCSoft Corp.	813	89,722
Neowiz(1)	1,144	21,208
NEPES Corp.(1)	2,001	11,355
Netmarble Corp.	1,462	54,060
Nexen Tire Corp.	6,561	31,883
NH Investment & Securities Co. Ltd.	21,461	267,739
NHN Corp.	2,154	29,717
NHN KCP Corp.	1,223	6,682
NICE Holdings Co. Ltd.(1)	1,626	14,056
NICE Information Service Co. Ltd.	1,931	20,323
NongShim Co. Ltd.	507	155,563
OCI Co. Ltd.	124	4,964
OCI Holdings Co. Ltd.	1,055	54,155
OptoElectronics Solutions Co. Ltd.(1)	81	639
Orion Corp.	4,661	372,270
Orion Holdings Corp.	4,385	60,002
Otoki Corp.	415	119,554
Pan Ocean Co. Ltd.	74,389	199,536
Paradise Co. Ltd.	5,924	53,860
Park Systems Corp.	544	95,967
Partron Co. Ltd.	7,816	37,158
Pearl Abyss Corp.(1)	1,660	46,167
People & Technology, Inc.	3,121	70,961
Peptron, Inc.(1)	542	91,131
PI Advanced Materials Co. Ltd.	1,520	19,406
Pond Group Co. Ltd.	316	2,004
Poongsan Corp.	5,035	225,993
Posco DX Co. Ltd.	5,814	92,924
POSCO Future M Co. Ltd.(1)	2,301	194,249
POSCO Holdings, Inc., ADR(2)	19,012	868,848
Posco International Corp.	6,485	229,727
PSK, Inc.	3,362	44,431
Pulmuone Co. Ltd.	627	5,748

Rainbow Robotics(1)	75	14,359
S&S Tech Corp.	452	10,542
S-1 Corp.	2,950	141,283
Sam Chun Dang Pharm Co. Ltd.	485	51,439
Samchully Co. Ltd.	65	6,310
Samjin Pharmaceutical Co. Ltd.	249	3,258
Samsung Biologics Co. Ltd.(1)	766	572,567
Samsung C&T Corp.	2,826	306,301
Samsung Card Co. Ltd.	448	14,017
Samsung E&A Co. Ltd.	16,379	257,722
Samsung Electro-Mechanics Co. Ltd.	3,938	347,601
Samsung Electronics Co. Ltd., GDR	6,998	7,047,640
Samsung Fire & Marine Insurance Co. Ltd.	3,262	954,658
Samsung Heavy Industries Co. Ltd.(1)	72,889	890,208
Samsung Life Insurance Co. Ltd.	6,365	455,480
Samsung Pharmaceutical Co. Ltd.(1)	723	847
Samsung SDI Co. Ltd.	2,380	290,996
Samsung SDS Co. Ltd.	3,082	290,077
Samsung Securities Co. Ltd.	13,295	581,673
Samwha Capacitor Co. Ltd.	200	3,567
Samyang Corp.	176	6,499
Samyang Foods Co. Ltd.	614	493,269
Samyang Holdings Corp.(1)	195	10,384
SD Biosensor, Inc.	3,414	28,862
SeAH Besteel Holdings Corp.	5,352	90,711
SeAH Steel Corp.	339	41,462
SeAH Steel Holdings Corp.	253	44,187
Sebang Global Battery Co. Ltd.	1,135	54,949
Seegene, Inc.	4,156	100,894
Seobu T&D	2,019	11,427
Seoul Semiconductor Co. Ltd.(1)	5,788	27,527
Seoul Viosys Co. Ltd.(1)	377	891
Seoyon E-Hwa Co. Ltd.	2,819	23,428
SFA Engineering Corp.	912	13,822
SFA Semicon Co. Ltd.(1)	6,325	13,716
Shin Poong Pharmaceutical Co. Ltd.(1)	78	667
Shinhan Financial Group Co. Ltd., ADR(2)	38,360	1,590,406
Shinsegae International, Inc.	1,719	13,592
Shinsegae, Inc.	2,080	267,891
Shinyoung Securities Co. Ltd.	132	10,688
SK Biopharmaceuticals Co. Ltd.(1)	1,017	68,538
SK Bioscience Co. Ltd.(1)	1,157	37,846
SK Chemicals Co. Ltd.	1,075	44,679
SK D&D Co. Ltd.	306	2,138
SK Discovery Co. Ltd.	345	11,706
SK Eternix Co. Ltd.(1)	549	7,748
SK Gas Ltd.	126	19,397
SK Hynix, Inc.	39,669	5,851,618
SK IE Technology Co. Ltd.(1)	232	3,584
SK Innovation Co. Ltd.	8,955	580,210
SK Networks Co. Ltd.	27,148	81,284
SK oceanplant Co. Ltd.(1)	1,905	26,505
SK Securities Co. Ltd.	31,975	13,509
SK Telecom Co. Ltd., ADR	12,034	247,178
SK, Inc.	3,032	359,020

SKC Co. Ltd.(1)	731	47,064
SL Corp.	4,538	104,248
SM Entertainment Co. Ltd.	586	54,401
SNT Dynamics Co. Ltd.	3,449	104,853
SNT Motiv Co. Ltd.	2,310	49,420
S-Oil Corp.	7,969	313,699
Songwon Industrial Co. Ltd.	1,219	10,390
Soop Co. Ltd.	1,455	89,189
Soulbrain Co. Ltd.	444	51,131
Soulbrain Holdings Co. Ltd.	101	2,135
SPC Samlip Co. Ltd.	100	3,827
STIC Investments, Inc.	700	5,562
Studio Dragon Corp.(1)	3,366	116,358
Suheung Co. Ltd.	280	3,748
Sun Kwang Co. Ltd.	157	2,330
Sung Kwang Bend Co. Ltd.	2,419	45,295
Sungwoo Hitech Co. Ltd.	10,589	42,928
Synopex, Inc.(1)	9,545	44,903
Taeyoung Engineering & Construction Co. Ltd.(1)	572	1,159
Taihan Electric Wire Co. Ltd.(1)	2,248	20,778
TechWing, Inc.	1,227	29,397
TES Co. Ltd.	1,403	22,705
TK Corp.	3,338	44,932
TKG Huchems Co. Ltd.	3,057	36,021
Tokai Carbon Korea Co. Ltd.	493	31,223
Tongyang Life Insurance Co. Ltd.(1)	13,306	53,370
Toptec Co. Ltd.	247	732
TSE Co. Ltd.	162	4,651
Tway Air Co. Ltd.(1)	19,450	28,704
TY Holdings Co. Ltd.(1)	1,322	2,630
Unid Co. Ltd.	981	64,619
Value Added Technology Co. Ltd.	1,055	15,557
Vieworks Co. Ltd.	344	5,533
VT Co. Ltd.(1)	4,098	120,864
Webzen, Inc.	5,817	58,335
WiSoL Co. Ltd.	935	4,343
Wonik Holdings Co. Ltd.(1)	908	3,558
WONIK IPS Co. Ltd.	1,371	22,577
Wonik Materials Co. Ltd.	174	2,567
Wonik QnC Corp.	1,985	23,653
Woongjin Thinkbig Co. Ltd.	2,317	2,827
Woori Financial Group, Inc.	105,478	1,471,821
Woori Technology Investment Co. Ltd.(1)	6,780	33,728
YG Entertainment, Inc.	1,265	74,247
Youngone Corp.	5,585	245,390
Youngone Holdings Co. Ltd.	1,095	95,881
Yuanta Securities Korea Co. Ltd.	8,160	20,155
Yuhan Corp.	2,263	171,062
Zinus, Inc.	380	4,802
		72,486,467
Taiwan — 21.1%
Abico Avy Co. Ltd.(2)	34,020	33,924
Ability Enterprise Co. Ltd.(2)	17,000	28,370
Accton Technology Corp.	50,000	1,220,082
Acer Cyber Security, Inc.	3,000	17,895

Acer E-Enabling Service Business, Inc.	2,000	15,953
Acer, Inc.	62,000	70,967
ACES Electronic Co. Ltd.(1)	32,514	55,974
Acon Holding, Inc.(1)	69,000	19,648
Acter Group Corp. Ltd.	17,000	213,299
Advanced Analog Technology, Inc.	2,000	3,195
Advanced Ceramic X Corp.	4,000	15,336
Advanced International Multitech Co. Ltd.	28,000	62,113
Advanced Power Electronics Corp.	16,000	42,631
Advanced Wireless Semiconductor Co.(2)	27,000	69,115
Advancetek Enterprise Co. Ltd.	69,000	161,191
Advantech Co. Ltd.	6,708	75,501
AGV Products Corp.	14,000	5,137
AIC, Inc.	6,000	64,129
Airtac International Group	13,046	400,317
Alchip Technologies Ltd.	2,000	182,797
Alcor Micro Corp.	3,196	8,089
Alltek Technology Corp.	34,000	42,690
Alltop Technology Co. Ltd.	9,500	71,364
Alpha Networks, Inc.	26,773	25,451
Altek Corp.	82,654	109,612
Ambassador Hotel	11,000	17,054
Ampak Technology, Inc.	11,000	33,202
Ampire Co. Ltd.	2,000	2,007
AMPOC Far-East Co. Ltd.	3,000	9,633
AmTRAN Technology Co. Ltd.	76,726	35,584
Anji Technology Co. Ltd.	25,099	24,682
Anpec Electronics Corp.	11,000	58,967
Apacer Technology, Inc.	1,000	1,683
APAQ Technology Co. Ltd.	7,000	24,106
APCB, Inc.	2,000	957
Apex International Co. Ltd.(1)	15,990	11,607
Arcadyan Technology Corp.	21,000	148,334
Ardentec Corp.	128,000	323,557
Argosy Research, Inc.	10,155	51,686
ASE Technology Holding Co. Ltd., ADR	156,747	1,470,287
Asia Cement Corp.	358,000	497,584
Asia Optical Co., Inc.(2)	56,000	245,479
Asia Polymer Corp.	74,353	29,712
Asia Tech Image, Inc.	10,000	30,753
Asia Vital Components Co. Ltd.	8,910	178,866
ASPEED Technology, Inc.	1,000	129,545
Asustek Computer, Inc.	26,000	534,555
Aten International Co. Ltd.	2,000	4,457
Audix Corp.	1,000	2,129
AUO Corp.(1)	701,640	298,104
AURAS Technology Co. Ltd.	5,000	92,805
Avalue Technology, Inc.	14,000	45,881
Axiomtek Co. Ltd.	20,000	60,599
Azurewave Technologies, Inc.	32,000	55,786
Bafang Yunji International Co. Ltd.	10,000	65,834
Bank of Kaohsiung Co. Ltd.	72,223	28,466
Basso Industry Corp.	17,000	21,376
BES Engineering Corp.	164,000	60,113
Bin Chuan Enterprise Co. Ltd.	26,000	41,985

Bioteque Corp.	8,000	32,197
Bizlink Holding, Inc.	31,000	650,850
Bonny Worldwide Ltd.(1)	5,000	28,688
Bora Pharmaceuticals Co. Ltd.	3,287	83,632
Brave C&H Supply Co. Ltd.	5,000	16,974
Brighton-Best International Taiwan, Inc.	31,000	34,797
Brillian Network & Automation Integrated System Co. Ltd.	6,000	44,635
C Sun Manufacturing Ltd.	354	1,745
Capital Futures Corp.	13,801	23,097
Capital Securities Corp.	380,000	313,920
Career Technology MFG. Co. Ltd.(1)	55,023	21,984
Catcher Technology Co. Ltd.	60,000	416,913
Cathay Financial Holding Co. Ltd.	1,014,893	2,007,657
Cayman Engley Industrial Co. Ltd.	2,000	1,983
Celxpert Energy Corp.(1)	18,000	19,040
Cenra, Inc.	14,500	18,404
Central Reinsurance Co. Ltd.	84,975	70,257
Century Iron & Steel Industrial Co. Ltd.	27,000	159,966
Chailease Holding Co. Ltd.	15,959	64,110
Chain Chon Industrial Co. Ltd.	41,000	17,096
ChainQui Construction Development Co. Ltd.(1)	2,200	1,081
Chaintech Technology Corp.	17,000	21,430
Champion Building Materials Co. Ltd.(1)	22,500	8,522
Chang Hwa Commercial Bank Ltd.	822,842	498,755
Chang Wah Electromaterials, Inc.	4,000	6,363
Chang Wah Technology Co. Ltd.	62,000	71,487
Channel Well Technology Co. Ltd.	61,000	165,604
Charoen Pokphand Enterprise	24,000	88,770
CHC Healthcare Group	9,000	12,961
CHC Resources Corp.	17,000	44,078
Chen Full International Co. Ltd.	4,000	5,844
Chenbro Micom Co. Ltd.	15,000	158,162
Cheng Loong Corp.	71,000	42,215
Cheng Mei Materials Technology Corp.(1)	93,789	40,799
Cheng Shin Rubber Industry Co. Ltd.	199,000	335,396
Cheng Uei Precision Industry Co. Ltd.	13,000	21,963
Chia Chang Co. Ltd.	5,000	6,484
Chia Hsin Cement Corp.	2,040	1,026
Chicony Electronics Co. Ltd.	63,000	351,486
Chicony Power Technology Co. Ltd.	8,000	33,771
Chien Kuo Construction Co. Ltd.	26,400	24,671
China Airlines Ltd.	602,000	440,560
China Bills Finance Corp.	46,000	23,756
China Electric Manufacturing Corp.	28,000	12,985
China General Plastics Corp.	26,805	9,591
China Man-Made Fiber Corp.(1)	82,000	18,136
China Metal Products	44,000	38,006
China Motor Corp.(2)	29,000	65,081
China Petrochemical Development Corp.(1)	464,690	106,766
China Steel Chemical Corp.	8,000	25,288
China Steel Corp.(2)	937,000	614,775
China Wire & Cable Co. Ltd.	22,000	27,227
Chinese Maritime Transport Ltd.	26,000	39,616
Ching Feng Home Fashions Co. Ltd.	1,025	841
Chin-Poon Industrial Co. Ltd.	58,000	64,111

Chipbond Technology Corp.(1)	134,000	288,051
ChipMOS Technologies, Inc.	76,000	71,406
Chlitina Holding Ltd.	4,120	16,430
Chong Hong Construction Co. Ltd.	37,000	112,554
Chroma ATE, Inc.	18,000	198,497
Chun Yuan Steel Industry Co. Ltd.	122,000	81,035
Chung Hwa Pulp Corp.(1)	19,000	8,145
Chung-Hsin Electric & Machinery Manufacturing Corp.	70,000	349,399
Chunghwa Telecom Co. Ltd., ADR(2)	25,406	1,104,653
Cleanaway Co. Ltd.	11,000	71,029
Clevo Co.(2)	70,000	114,286
CMC Magnetics Corp.(1)	163,280	44,501
Compal Electronics, Inc.	929,000	880,468
Compeq Manufacturing Co. Ltd.(2)	217,000	434,813
Compucase Enterprise	25,000	57,197
Concord International Securities Co. Ltd.	60,311	26,236
Concord Securities Co. Ltd.	144,929	56,421
Continental Holdings Corp.	56,000	44,418
Contrel Technology Co. Ltd.	4,000	4,821
Coremax Corp.	8,731	13,849
Coretronic Corp.	44,000	83,469
Creative Sensor, Inc.	25,000	40,381
Cryomax Cooling System Corp.	1,578	1,555
CTBC Financial Holding Co. Ltd.	2,137,000	2,884,781
CviLux Corp.	14,000	22,322
CyberPower Systems, Inc.	12,000	102,273
DA CIN Construction Co. Ltd.	20,000	41,065
Darfon Electronics Corp.	36,000	44,202
Darwin Precisions Corp.	23,000	8,600
Daxin Materials Corp.	2,000	13,751
De Licacy Industrial Co. Ltd.	33,000	14,911
Delta Electronics, Inc.	56,000	688,149
Depo Auto Parts Ind Co. Ltd.	20,000	119,636
DFI, Inc.	10,000	21,640
Dimerco Express Corp.	13,102	36,377
DingZing Advanced Materials, Inc.	4,000	16,685
D-Link Corp.(2)	105,000	63,418
DONPON PRECISION, Inc.	10,000	9,353
Dyaco International, Inc.	1,050	790
Dynamic Holding Co. Ltd.(2)	63,274	86,849
Dynapack International Technology Corp.(1)(2)	41,000	273,480
E Ink Holdings, Inc.	24,000	167,424
E.Sun Financial Holding Co. Ltd.	1,221,230	1,207,836
Eastech Holding Ltd.	12,000	35,820
Eastern Media International Corp.(1)	8,088	4,811
Eclat Textile Co. Ltd.(1)	16,000	227,424
ECOVE Environment Corp.	3,000	29,650
Edimax Technology Co. Ltd.(1)	43,000	28,577
Edom Technology Co. Ltd.	5,000	4,378
Elan Microelectronics Corp.	49,000	222,619
E-Lead Electronic Co. Ltd.	8,000	11,994
Elite Advanced Laser Corp.(1)	8,000	49,629
Elite Material Co. Ltd.	6,000	147,378
Elitegroup Computer Systems Co. Ltd.	35,000	21,185
eMemory Technology, Inc.	7,000	556,720

Emerging Display Technologies Corp.	25,000	19,306
Ennostar, Inc.(1)	177,325	206,501
Eson Precision Ind Co. Ltd.	36,000	58,176
Eternal Materials Co. Ltd.	128,100	110,284
Eva Airways Corp.	489,000	660,657
Evergreen International Storage & Transport Corp.	54,000	61,875
Evergreen Marine Corp. Taiwan Ltd.(2)	141,800	1,145,610
EVERGREEN Steel Corp.	23,000	68,788
Everlight Chemical Industrial Corp.	65,000	38,011
Everlight Electronics Co. Ltd.	89,000	239,266
Evertop Wire Cable Corp.	43,000	37,755
Excellence Opto, Inc.	2,000	1,369
Excelsior Medical Co. Ltd.	22,711	64,676
Far Eastern Department Stores Ltd.	148,000	114,350
Far Eastern International Bank	439,258	188,495
Far Eastern New Century Corp.	424,000	461,593
Far EasTone Telecommunications Co. Ltd.	158,674	455,642
Faraday Technology Corp.	14,540	83,894
Farglory Land Development Co. Ltd.(2)	27,000	54,838
Feedback Technology Corp.	1,240	4,434
Feng Hsin Steel Co. Ltd.	27,000	56,590
Feng TAY Enterprise Co. Ltd.	54,344	219,156
Firich Enterprises Co. Ltd.	9,918	8,477
First Financial Holding Co. Ltd.	1,211,708	1,087,684
First Hi-Tec Enterprise Co. Ltd.	17,000	100,288
First Insurance Co. Ltd.	50,000	46,080
First Steamship Co. Ltd.(1)	79,350	16,719
FIT Holding Co. Ltd.	6,000	10,086
Fitipower Integrated Technology, Inc.	10,693	75,792
Fittech Co. Ltd.(1)	253	583
FLEXium Interconnect, Inc.(1)	48,000	85,931
Flytech Technology Co. Ltd.	21,000	77,922
FocalTech Systems Co. Ltd.	30,000	61,613
Forcecon Tech Co. Ltd.	15,000	52,967
Forest Water Environment Engineering Co. Ltd.(1)	16,512	18,296
Formosa Advanced Technologies Co. Ltd.	5,000	4,365
Formosa Chemicals & Fibre Corp.	110,000	87,140
Formosa International Hotels Corp.	7,000	45,435
Formosa Laboratories, Inc.	12,000	28,033
Formosa Petrochemical Corp.	10,000	12,580
Formosa Plastics Corp.	106,000	121,981
Formosa Sumco Technology Corp.(2)	10,000	24,282
Formosa Taffeta Co. Ltd.	87,000	46,875
Formosan Rubber Group, Inc.	11,700	10,232
Formosan Union Chemical	54,000	32,562
Fortune Electric Co. Ltd.	12,000	180,013
Founding Construction & Development Co. Ltd.	26,000	15,633
Foxconn Technology Co. Ltd.	215,000	429,272
Foxsemicon Integrated Technology, Inc.	20,000	197,275
Franbo Lines Corp.	12,966	8,796
Froch Enterprise Co. Ltd.	33,000	16,787
FSP Technology, Inc.	30,000	61,076
Fu Hua Innovation Co. Ltd.	109,866	127,332
Fubon Financial Holding Co. Ltd.	822,120	2,167,176
Fulgent Sun International Holding Co. Ltd.	27,437	93,900

Full Wang International Development Co. Ltd.(1)	1,479	1,354
Fulltech Fiber Glass Corp.(1)	15,970	18,351
Fusheng Precision Co. Ltd.	19,000	220,367
G Tech Optoelectronics Corp.(1)	41,013	44,098
Galaxy Software Services Corp.	5,000	27,077
GEM Services, Inc.	16,000	36,145
Gemtek Technology Corp.	82,000	71,831
General Interface Solution GIS Holding Ltd.(1)	40,000	61,898
Genesys Logic, Inc.	19,000	105,339
Genius Electronic Optical Co. Ltd.	23,000	298,382
GeoVision, Inc.	11,570	19,049
Getac Holdings Corp.(1)	43,000	172,315
Giant Manufacturing Co. Ltd.	48,217	190,821
Giantplus Technology Co. Ltd.	41,000	17,109
Gigabyte Technology Co. Ltd.	16,000	144,011
Global Brands Manufacture Ltd.	82,200	235,159
Global Lighting Technologies, Inc.	5,000	6,879
Global Mixed Mode Technology, Inc.	11,000	81,622
Global PMX Co. Ltd.	13,000	40,609
Global Unichip Corp.(2)	11,000	416,014
Globalwafers Co. Ltd.	10,000	103,598
Globe Union Industrial Corp.	53,000	19,049
Gloria Material Technology Corp.(2)	89,000	127,576
Gold Circuit Electronics Ltd.	58,100	494,376
Golden Long Teng Development Co. Ltd.	34,000	32,474
Goldsun Building Materials Co. Ltd.(2)	160,990	222,608
Gordon Auto Body Parts	33,000	34,241
Gourmet Master Co. Ltd.	33,000	101,471
Grand Fortune Securities Co. Ltd.	54,269	22,128
Grand Pacific Petrochemical(1)(2)	134,857	47,464
Grand Process Technology Corp.	1,000	39,036
Grape King Bio Ltd.	21,000	93,702
Great Tree Pharmacy Co. Ltd.	4,682	24,660
Great Wall Enterprise Co. Ltd.	74,304	157,412
Greatek Electronics, Inc.	81,000	152,817
GTM Holdings Corp.	2,000	2,189
Hai Kwang Enterprise Corp.(1)(2)	47,600	25,515
Hannstar Board Corp.	81,076	161,664
HannStar Display Corp.(1)	252,000	61,368
HannsTouch Holdings Co.(1)	113,000	24,762
Hanpin Electron Co. Ltd.	15,000	23,364
Harmony Electronics Corp.	5,000	5,015
HD Renewable Energy Co. Ltd.	11,149	85,584
Heran Co. Ltd.	2,000	5,738
Highwealth Construction Corp.	89,964	119,092
Hi-Lai Foods Co. Ltd.	4,000	20,408
HIM International Music, Inc.	8,000	26,540
Hiroca Holdings Ltd.	4,000	3,169
Hitron Technology, Inc.	11,000	7,671
Hiwin Technologies Corp.	18,675	137,167
Ho Tung Chemical Corp.	146,000	38,403
Hocheng Corp.	66,140	34,699
Holy Stone Enterprise Co. Ltd.	38,500	109,390
Hon Hai Precision Industry Co. Ltd.	902,000	4,593,559
Hong Ho Precision Textile Co. Ltd.	21,000	18,499

Hong Pu Real Estate Development Co. Ltd.	40,000	40,590
Hong TAI Electric Industrial	19,000	20,947
Horizon Securities Co. Ltd.	19,080	6,735
Hota Industrial Manufacturing Co. Ltd.	2,147	4,275
Hotai Finance Co. Ltd.	21,780	50,342
Hotai Motor Co. Ltd.	38,180	807,813
Hsin Ba Ba Corp.	10,207	27,369
Hsing TA Cement Co.	2,000	1,152
Hu Lane Associate, Inc.	16,150	74,320
Hua Nan Financial Holdings Co. Ltd.	986,287	862,929
Huang Hsiang Construction Corp.	14,000	24,436
Hung Ching Development & Construction Co. Ltd.	2,000	1,976
Hung Sheng Construction Ltd.	82,920	70,156
Hwang Chang General Contractor Co. Ltd.(2)	47,084	139,207
IBF Financial Holdings Co. Ltd.(2)	243,716	101,008
Ichia Technologies, Inc.	17,000	22,323
I-Chiun Precision Industry Co. Ltd.(2)	7,540	19,809
IEI Integration Corp.	5,000	13,852
IKKA Holdings Cayman Ltd.	7,000	22,221
In Win Development, Inc.(1)	6,000	18,614
Infortrend Technology, Inc.	23,000	17,788
Innolux Corp.(2)	1,490,524	598,646
Inpaq Technology Co. Ltd.	26,853	63,657
Integrated Service Technology, Inc.	14,000	48,843
IntelliEPI, Inc.(1)	8,000	27,160
Interactive Digital Technologies, Inc.	8,000	21,151
International CSRC Investment Holdings Co.(1)	89,000	32,993
International Games System Co. Ltd.	30,000	835,426
Inventec Corp.(2)	79,000	109,384
Iron Force Industrial Co. Ltd.	8,296	26,071
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,735
ITE Technology, Inc.	18,000	80,151
ITEQ Corp.(2)	42,000	121,366
Jarllytec Co. Ltd.(2)	14,000	54,485
Jean Co. Ltd.	24,538	20,314
Jih Lin Technology Co. Ltd.	2,000	3,028
Jinan Acetate Chemical Co. Ltd.	13,417	379,222
Johnson Health Tech Co. Ltd.	20,000	97,833
Joinsoon Electronics Manufacturing Co. Ltd.	1,549	634
JPC connectivity, Inc.	16,000	75,221
K Laser Technology, Inc.	2,000	1,249
Kaimei Electronic Corp.	28,400	56,669
Kedge Construction Co. Ltd.	14,000	37,380
KEE TAI Properties Co. Ltd.	42,630	18,979
Kenda Rubber Industrial Co. Ltd.	37,892	29,936
Kenturn Nano Tec Co. Ltd.	7,000	11,179
Kerry TJ Logistics Co. Ltd.	23,000	28,036
Keystone Microtech Corp.	5,000	53,476
KGI Financial Holding Co. Ltd.	676,760	386,656
KGI Financial Holding Co. Ltd., Preference Shares	80,081	20,844
KHGEARS International Ltd.	7,000	35,021
Kindom Development Co. Ltd.	89,400	164,040
King Polytechnic Engineering Co. Ltd.	23,793	41,066
King Slide Works Co. Ltd.	1,000	67,050
King Yuan Electronics Co. Ltd.	196,000	620,977

King's Town Bank Co. Ltd.	163,000	271,422
Kinik Co.	10,000	92,006
Kinpo Electronics	270,000	189,457
Kinsus Interconnect Technology Corp.	53,000	141,211
KMC Kuei Meng International, Inc.	2,000	6,626
KNH Enterprise Co. Ltd.	4,000	2,827
KS Terminals, Inc.	3,000	5,459
Kuang Hong Arts Management, Inc.	6,000	25,095
Kung Long Batteries Industrial Co. Ltd.	13,000	62,263
Kung Sing Engineering Corp.(1)	71,400	30,306
Kuo Toong International Co. Ltd.	9,000	16,406
Kuo Yang Construction Co. Ltd.	25,000	16,393
L&K Engineering Co. Ltd.	39,918	329,610
Lanner Electronics, Inc.	18,180	48,039
Largan Precision Co. Ltd.	3,000	228,106
Lealea Enterprise Co. Ltd.(1)	23,920	5,635
Lelon Electronics Corp.	12,000	30,667
Lemtech Holdings Co. Ltd.	9,000	24,888
Li Peng Enterprise Co. Ltd.(1)	126,000	26,220
Lien Hwa Industrial Holdings Corp.	1,546	2,318
Life Travel & Tourist Service Co. Ltd.	7,000	29,241
Lingsen Precision Industries Ltd.(1)	32,000	15,006
Lintes Technology Co. Ltd.	4,000	16,431
Lion Travel Service Co. Ltd.	19,000	104,255
Lite-On Technology Corp.	219,000	731,652
Liton Technology Corp.	14,000	16,334
Long Bon International Co. Ltd.(1)	101,000	59,407
Long Da Construction & Development Corp.	2,000	2,350
Longchen Paper & Packaging Co. Ltd.(1)	70,591	20,262
Longwell Co.	19,000	60,234
Lotes Co. Ltd.	10,142	433,119
Lotus Pharmaceutical Co. Ltd.	8,000	61,966
Loyalty Founder Enterprise Co. Ltd.	14,000	18,456
Lucky Cement Corp.	9,000	4,565
Lung Yen Life Service Corp.(1)	23,000	47,331
Macauto Industrial Co. Ltd.	2,000	3,741
Macnica Galaxy, Inc.	10,000	32,626
Macroblock, Inc.	3,000	5,995
Macronix International Co. Ltd.	75,000	53,056
Makalot Industrial Co. Ltd.	13,320	121,504
Marketech International Corp.	13,000	74,084
Materials Analysis Technology, Inc.	8,414	40,287
MediaTek, Inc.	71,000	2,915,160
Mega Financial Holding Co. Ltd.	1,054,247	1,390,428
Meiloon Industrial Co.	25,600	17,522
Mercuries & Associates Holding Ltd.(1)	70,504	30,453
Mercuries Life Insurance Co. Ltd.(1)	547,870	95,584
Merida Industry Co. Ltd.	34,000	132,450
Merry Electronics Co. Ltd.	38,573	160,963
Micro-Star International Co. Ltd.	19,000	89,176
Mildef Crete, Inc.	9,000	32,698
MIN AIK Technology Co. Ltd.	36,000	27,085
Mitac Holdings Corp.(1)	171,840	335,438
Mobiletron Electronics Co. Ltd.(1)	1,000	954
momo.com, Inc.	7,801	78,485

MOSA Industrial Corp.(1)	41,834	23,714
Motech Industries, Inc.	45,000	29,419
MPI Corp.	1,000	26,129
MSSCORPS Co. Ltd.(2)	6,480	25,986
My Humble House Hospitality Management Consulting(1)	13,000	18,367
Nak Sealing Technologies Corp.	6,000	23,204
Namchow Holdings Co. Ltd.	27,000	42,238
Nan Pao Resins Chemical Co. Ltd.	8,000	93,214
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	2,000	742
Nan Ya Plastics Corp.	160,000	151,705
Nan Ya Printed Circuit Board Corp.	19,000	65,018
Nantex Industry Co. Ltd.	29,000	23,717
Nanya Technology Corp.(1)(2)	77,000	114,541
Netronix, Inc.	21,000	82,852
Nexcom International Co. Ltd.	19,000	49,482
Nidec Chaun-Choung Technology Corp.	3,000	12,546
Nien Made Enterprise Co. Ltd.	14,000	200,309
Niko Semiconductor Co. Ltd.	5,289	7,733
Nishoku Technology, Inc.	2,000	9,146
Nova Technology Corp.	2,000	11,068
Novatek Microelectronics Corp.	53,000	902,611
Nuvoton Technology Corp.	61,000	146,467
O-Bank Co. Ltd.	149,000	46,846
Ocean Plastics Co. Ltd.	9,000	11,003
Optimax Technology Corp.	16,000	15,314
Orient Semiconductor Electronics Ltd.(2)	89,000	109,609
Oriental Union Chemical Corp.	36,000	15,876
O-TA Precision Industry Co. Ltd.	10,000	22,559
Pacific Construction Co.	57,000	20,030
Pacific Hospital Supply Co. Ltd.	3,000	9,214
PADAUK Technology Co. Ltd.	2,662	4,890
Paiho Shih Holdings Corp.(1)	46,000	32,603
Pan Jit International, Inc.	46,000	76,659
Pan-International Industrial Corp.	73,000	92,284
Parade Technologies Ltd.	1,000	19,003
PCL Technologies, Inc.	8,000	21,538
Pegatron Corp.	263,000	727,551
Pegavision Corp.	7,171	80,994
PharmaEssentia Corp.(1)	4,000	66,000
Phison Electronics Corp.	3,000	50,062
Phoenix Silicon International Corp.	8,449	38,385
Phoenix Tours International, Inc.	11,000	22,597
Pixart Imaging, Inc.	8,000	57,969
Planet Technology Corp.	5,000	25,353
Podak Co. Ltd.	10,500	16,506
Posiflex Technology, Inc.	1,000	10,570
Pou Chen Corp.	481,000	496,222
Power Wind Health Industry, Inc.	1,050	4,615
Powerchip Semiconductor Manufacturing Corp.(1)	158,000	80,471
Powertech Technology, Inc.	160,000	614,977
Poya International Co. Ltd.	7,120	118,928
President Chain Store Corp.	61,000	519,454
President Securities Corp.	192,451	144,910
Primax Electronics Ltd.	89,000	229,796
Prince Housing & Development Corp.	180,000	57,260

Promate Electronic Co. Ltd.	36,000	87,037
Prosperity Dielectrics Co. Ltd.	21,000	26,272
Qisda Corp.	59,000	52,532
Qualipoly Chemical Corp.	2,000	4,116
Quang Viet Enterprise Co. Ltd.	1,000	2,850
Quanta Computer, Inc.(1)	48,000	424,627
Quanta Storage, Inc.	54,000	151,342
Radiant Opto-Electronics Corp.	29,000	141,552
Radium Life Tech Co. Ltd.(1)	128,601	57,949
Raydium Semiconductor Corp.	10,000	112,653
Realtek Semiconductor Corp.	70,000	1,248,196
Rechi Precision Co. Ltd.	62,000	60,904
Rexon Industrial Corp. Ltd.	24,000	24,249
Rich Development Co. Ltd.	186,430	57,539
RiTdisplay Corp.(1)	4,738	5,571
Ritek Corp.(1)	16,000	5,284
Roo Hsing Co. Ltd.(1)	3,000	344
Ruentex Development Co. Ltd.	220,880	218,550
Ruentex Engineering & Construction Co.	15,672	93,100
Ruentex Industries Ltd.	108,235	181,500
Ruentex Materials Co. Ltd.	1,000	809
Run Long Construction Co. Ltd.(2)	27,400	27,345
Sampo Corp.	9,000	7,908
San Fang Chemical Industry Co. Ltd.	77,000	97,932
San Far Property Ltd.	2,316	1,617
San Shing Fastech Corp.	3,000	5,277
Sanyang Motor Co. Ltd.	62,000	144,886
Scientech Corp.	2,000	18,646
SDI Corp.	4,000	9,263
Senao Networks, Inc.	12,000	69,218
Sensortek Technology Corp.	1,000	5,805
Sercomm Corp.	68,000	218,358
Sesoda Corp.	55,000	61,052
Shanghai Commercial & Savings Bank Ltd.	294,001	455,116
Shan-Loong Transportation Co. Ltd.	2,000	1,037
Sheng Yu Steel Co. Ltd.	2,000	1,600
ShenMao Technology, Inc.	16,000	33,900
Shih Her Technologies, Inc.	13,000	54,155
Shih Wei Navigation Co. Ltd.(1)	16,457	9,174
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	3,000	3,895
Shin Kong Financial Holding Co. Ltd.(1)	2,200,079	879,050
Shin Zu Shing Co. Ltd.	22,829	134,602
Shining Building Business Co. Ltd.(1)	22,000	7,279
Shinkong Insurance Co. Ltd.	49,000	170,748
Shinkong Synthetic Fibers Corp.	163,000	70,464
Shiny Chemical Industrial Co. Ltd.	17,777	88,738
Shuttle, Inc.	27,000	14,780
Sigurd Microelectronics Corp.	91,000	231,976
Silergy Corp.	4,000	45,949
Silicon Integrated Systems Corp.	9,174	14,425
Simplo Technology Co. Ltd.	32,000	397,282
Sinbon Electronics Co. Ltd.	31,000	237,559
Sincere Navigation Corp.	55,000	43,280
Singatron Enterprise Co. Ltd.	8,000	6,253
Sino-American Silicon Products, Inc.	24,000	89,575

Sinon Corp.	80,000	114,471
SinoPac Financial Holdings Co. Ltd.	1,196,569	910,215
Sinopower Semiconductor, Inc.	6,000	20,594
Sinyi Realty, Inc.	6,000	5,515
Sirtec International Co. Ltd.	1,000	968
Sitronix Technology Corp.	3,000	21,506
Siward Crystal Technology Co. Ltd.	26,000	19,439
Solteam, Inc.	5,332	9,079
Sonix Technology Co. Ltd.	12,000	14,366
Speed Tech Corp.	40,000	58,234
Sporton International, Inc.	7,402	45,026
Sports Gear Co. Ltd.	18,000	69,701
St. Shine Optical Co. Ltd.	14,000	78,078
Standard Foods Corp.	20,000	22,754
Stark Technology, Inc.	24,000	132,564
Sunjuice Holdings Co. Ltd.	1,000	3,874
Sunny Friend Environmental Technology Co. Ltd.	2,248	5,931
Sunonwealth Electric Machine Industry Co. Ltd.	26,000	88,912
Sunplus Innovation Technology, Inc.	5,000	21,168
Sunrex Technology Corp.	24,000	41,675
Sunspring Metal Corp.	39,000	32,766
Superalloy Industrial Co. Ltd.	14,000	26,077
Swancor Holding Co. Ltd.	8,000	21,589
Sweeten Real Estate Development Co. Ltd.	2,426	2,633
Symtek Automation Asia Co. Ltd.	8,643	49,090
Syncmold Enterprise Corp.	29,000	73,798
Synnex Technology International Corp.	267,000	629,979
Syscom Computer Engineering Co.	17,000	33,026
Systex Corp.	4,000	15,471
T3EX Global Holdings Corp.	3,121	8,252
TA Chen Stainless Pipe	308,369	363,078
Ta Ya Electric Wire & Cable	77,000	96,096
Tah Hsin Industrial Corp.	2,145	4,765
TA-I Technology Co. Ltd.	19,000	29,019
Tai Tung Communication Co. Ltd.(1)(2)	47,000	34,867
Taichung Commercial Bank Co. Ltd.	722,807	493,023
TaiDoc Technology Corp.	9,000	41,595
Taiflex Scientific Co. Ltd.	23,103	35,827
Taimide Tech, Inc.	22,000	42,676
Tainan Spinning Co. Ltd.	160,000	72,483
Tai-Saw Technology Co. Ltd.	20,000	12,858
Taishin Financial Holding Co. Ltd.(2)	1,409,253	802,052
Taisun Enterprise Co. Ltd.(1)	2,000	1,413
Taita Chemical Co. Ltd.	9,343	3,627
TAI-TECH Advanced Electronics Co. Ltd.	7,000	24,328
Taiwan Business Bank	1,270,746	621,122
Taiwan Cooperative Financial Holding Co. Ltd.	735,754	588,046
Taiwan FamilyMart Co. Ltd.	1,000	6,879
Taiwan Fertilizer Co. Ltd.	72,000	124,846
Taiwan Fire & Marine Insurance Co. Ltd.	22,000	25,288
Taiwan FU Hsing Industrial Co. Ltd.	33,000	55,197
Taiwan Glass Industry Corp.(1)	103,000	52,415
Taiwan High Speed Rail Corp.	214,000	195,342
Taiwan Hon Chuan Enterprise Co. Ltd.	49,067	238,738
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	35,000	41,805

Taiwan Land Development Corp.(1)	21,000	7
Taiwan Mobile Co. Ltd.	48,000	182,042
Taiwan Navigation Co. Ltd.	37,000	35,752
Taiwan Paiho Ltd.	73,000	140,298
Taiwan PCB Techvest Co. Ltd.	38,000	39,968
Taiwan Sakura Corp.	25,000	70,889
Taiwan Secom Co. Ltd.	37,000	145,299
Taiwan Semiconductor Co. Ltd.	15,000	23,089
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	187,655	36,277,465
Taiwan Shin Kong Security Co. Ltd.	1,010	1,393
Taiwan Styrene Monomer(1)	2,000	559
Taiwan Surface Mounting Technology Corp.	62,000	223,911
Taiwan Takisawa Technology Co. Ltd.	10,000	15,531
Taiwan TEA Corp.(1)	29,000	15,155
Taiyen Biotech Co. Ltd.	6,000	6,550
Tatung Co. Ltd.(1)	114,000	157,264
Tatung System Technologies, Inc.	13,000	34,529
TBI Motion Technology Co. Ltd.(1)	22,000	29,306
TCC Group Holdings Co. Ltd.	739,858	722,070
Te Chang Construction Co. Ltd.	1,000	1,969
Team Group, Inc.(1)(2)	26,000	62,085
Teco Electric & Machinery Co. Ltd.	167,000	290,598
Teco Image Systems Co. Ltd.	19,000	13,058
Tera Autotech Corp.	1,081	806
Test Research, Inc.	32,000	118,464
Test Rite International Co. Ltd.	2,000	1,378
Tex-Ray Industrial Co. Ltd.(1)	12,000	3,407
Thinking Electronic Industrial Co. Ltd.	9,000	40,966
Thintech Materials Technology Co. Ltd.(1)	9,000	16,144
Thye Ming Industrial Co. Ltd.	25,800	59,417
Ton Yi Industrial Corp.	112,000	76,527
Tong Hsing Electronic Industries Ltd.	19,890	72,690
Tong Yang Industry Co. Ltd.	73,000	314,897
Tong-Tai Machine & Tool Co. Ltd.(2)	74,000	63,286
Top Union Electronics Corp.	11,075	12,676
Topco Scientific Co. Ltd.	42,000	362,803
Topkey Corp.	16,000	103,305
Topoint Technology Co. Ltd.	28,000	26,765
TPK Holding Co. Ltd.(1)	77,000	78,272
Tripod Technology Corp.	89,000	628,381
Trusval Technology Co. Ltd.	4,093	27,121
Tsann Kuen Enterprise Co. Ltd.	8,419	7,077
TSEC Corp.	81,000	41,395
TSRC Corp.	103,000	62,595
Ttet Union Corp.	2,000	11,006
TTFB Co. Ltd.	3,300	22,930
TTY Biopharm Co. Ltd.	17,000	42,535
Tung Ho Steel Enterprise Corp.	97,770	209,702
Tung Thih Electronic Co. Ltd.	15,900	33,265
TXC Corp.	50,000	155,550
TYC Brother Industrial Co. Ltd.	44,000	67,983
Tyntek Corp.	14,000	7,727
UDE Corp.	27,000	78,984
Ultra Chip, Inc.	8,000	15,128
U-Ming Marine Transport Corp.(2)	63,000	117,194

Unimicron Technology Corp.	56,000	193,866
Union Bank of Taiwan	243,130	138,907
Union Insurance Co. Ltd.(1)	16,100	14,075
Uni-President Enterprises Corp.	468,000	1,237,412
Unitech Printed Circuit Board Corp.(1)	91,497	77,118
United Integrated Services Co. Ltd.	4,000	73,467
United Microelectronics Corp.(2)	867,000	1,334,934
United Renewable Energy Co. Ltd.(1)	76,285	18,696
Univacco Technology, Inc.	18,000	30,082
Universal Cement Corp.	73,759	75,684
Universal Vision Biotechnology Co. Ltd.	3,339	23,213
UPC Technology Corp.(1)	63,000	17,161
Userjoy Technology Co. Ltd.	4,410	14,491
USI Corp.	105,000	33,677
Utechzone Co. Ltd.	10,000	28,159
UVAT Technology Co. Ltd.	8,000	17,769
Vanguard International Semiconductor Corp.(2)	160,733	443,609
Ventec International Group Co. Ltd.	20,000	49,084
Via Technologies, Inc.	19,000	41,562
Visual Photonics Epitaxy Co. Ltd.	9,000	30,428
Voltronic Power Technology Corp.	9,000	401,069
Wafer Works Corp.	74,139	52,838
Wah Hong Industrial Corp.	16,000	17,881
Wah Lee Industrial Corp.	28,100	100,116
Walsin Lihwa Corp.	197,763	141,553
Walsin Technology Corp.	39,000	104,757
Walton Advanced Engineering, Inc.	49,000	21,108
Wan Hai Lines Ltd.(2)	102,785	367,649
WEI Chih Steel Industrial Co. Ltd.	13,000	7,848
Wei Chuan Foods Corp.	9,000	4,923
Weikeng Industrial Co. Ltd.	36,000	39,036
Well Shin Technology Co. Ltd.	22,000	42,209
Wholetech System Hitech Ltd.	13,000	39,978
Win Semiconductors Corp.(1)	26,000	73,269
Winbond Electronics Corp.(1)	257,428	149,492
Winmate, Inc.	10,000	44,575
Winstek Semiconductor Co. Ltd.	9,000	27,964
Wisdom Marine Lines Co. Ltd.(2)	82,047	175,460
Wistron Corp.	324,000	1,234,734
WITS Corp.	13,593	43,954
Wiwynn Corp.	3,000	236,023
WNC Corp.	78,000	316,304
Wowprime Corp.	21,293	178,252
WPG Holdings Ltd.	78,000	181,650
WT Microelectronics Co. Ltd.	69,058	281,948
WUS Printed Circuit Co. Ltd.	27,800	39,432
WW Holding, Inc.	6,000	16,694
XAVi Technologies Corp.(1)(2)	8,000	12,863
XinTec, Inc.	6,000	27,443
Xxentria Technology Materials Corp.	9,810	16,132
Yageo Corp.	14,830	237,773
Yang Ming Marine Transport Corp.	265,000	697,171
Yankey Engineering Co. Ltd.	4,693	67,903
YC INOX Co. Ltd.(1)	49,668	37,915
YCC Parts Manufacturing Co. Ltd.	1,000	1,719

Yea Shin International Development Co. Ltd.	6,646	7,166
Yem Chio Co. Ltd.	13,771	7,436
Yen Sun Technology Corp.(1)	14,000	19,541
Yeong Guan Energy Technology Group Co. Ltd.(1)	13,371	12,103
YFY, Inc.	82,000	75,313
Yi Jinn Industrial Co. Ltd.	7,350	4,342
Yieh Phui Enterprise Co. Ltd.	177,228	89,526
Yonyu Plastics Co. Ltd.	1,000	693
Young Fast Optoelectronics Co. Ltd.	25,000	44,542
Youngtek Electronics Corp.	22,000	44,856
Yuanta Financial Holding Co. Ltd.	1,208,372	1,252,294
Yuanta Futures Co. Ltd.	11,910	33,348
Yulon Finance Corp.	32,244	118,283
Yulon Motor Co. Ltd.	66,784	80,799
Yungshin Construction & Development Co. Ltd.	13,000	55,507
YungShin Global Holding Corp.	11,000	22,455
Zeng Hsing Industrial Co. Ltd.	2,148	6,897
Zenitron Corp.	24,000	26,942
Zhen Ding Technology Holding Ltd.(2)	152,000	515,858
Zig Sheng Industrial Co. Ltd.(1)	22,000	6,897
Zinwell Corp.(1)	18,000	7,195
Zippy Technology Corp.	22,000	39,547
Zyxel Group Corp.	17,947	17,115
		133,105,686
Thailand — 1.5%
AAPICO Hitech PCL, NVDR	31,090	12,896
Advanced Info Service PCL, NVDR	83,700	728,009
Advanced Information Technology PCL, NVDR	50,000	6,942
AEON Thana Sinsap Thailand PCL, NVDR	9,800	30,727
Airports of Thailand PCL, NVDR	191,000	193,111
Amata Corp. PCL, NVDR	128,300	56,696
AP Thailand PCL, NVDR	293,500	60,738
Asia Aviation PCL, NVDR(1)	902,600	32,426
Asia Plus Group Holdings PCL, NVDR	240,200	14,556
Asia Sermkij Leasing PCL, NVDR	2,400	508
Asian Sea Corp. PCL, NVDR	9,900	2,110
Asset World Corp. PCL, NVDR	171,600	10,322
B Grimm Power PCL, NVDR	40,900	12,088
Bangchak Corp. PCL, NVDR	155,500	171,413
Bangkok Airways PCL, NVDR	120,000	50,735
Bangkok Aviation Fuel Services PCL, NVDR	1,000	253
Bangkok Bank PCL, NVDR	9,600	41,350
Bangkok Chain Hospital PCL, NVDR	154,200	64,278
Bangkok Dusit Medical Services PCL, NVDR	398,100	260,337
Bangkok Expressway & Metro PCL, NVDR	764,000	124,440
Bangkok Land PCL, NVDR	666,800	9,769
Bangkok Life Assurance PCL, NVDR	79,500	39,690
Banpu PCL, NVDR	1,140,366	161,000
Banpu Power PCL, NVDR	35,200	7,450
BCPG PCL, NVDR	187,400	35,093
BEC World PCL, NVDR	74,300	8,781
Berli Jucker PCL, NVDR	15,100	9,086
BG Container Glass PCL, NVDR	20,000	3,034
BTS Group Holdings PCL, NVDR(1)	410,900	55,733
Bumrungrad Hospital PCL, NVDR	37,700	160,551

Cal-Comp Electronics Thailand PCL, NVDR	1,117,596	186,802
Carabao Group PCL, NVDR	37,100	66,386
Central Pattana PCL, NVDR	119,900	165,608
Central Plaza Hotel PCL, NVDR	71,800	47,142
Central Retail Corp. PCL, NVDR	183,341	104,232
CH Karnchang PCL, NVDR	247,100	112,112
Charoen Pokphand Foods PCL, NVDR	333,200	248,333
Chularat Hospital PCL, NVDR	762,900	36,235
CK Power PCL, NVDR	141,800	12,078
Com7 PCL, NVDR	199,100	120,500
CP ALL PCL, NVDR	138,800	198,379
CP Axtra PCL, NVDR	29,863	17,054
Delta Electronics Thailand PCL, NVDR	121,300	382,743
Dhipaya Group Holdings PCL, NVDR	5,900	3,361
Diamond Building Products PCL, NVDR	5,000	784
Dohome PCL, NVDR	5,293	570
Dynasty Ceramic PCL, NVDR	269,300	12,060
Eastern Polymer Group PCL, NVDR	42,400	3,205
Eastern Water Resources Development & Management PCL, NVDR	2,900	152
Ekachai Medical Care PCL, NVDR	22,685	4,145
Electricity Generating PCL, NVDR	34,400	110,854
Energy Absolute PCL, NVDR(1)	325,700	28,626
Erawan Group PCL, NVDR	480,760	30,717
GFPT PCL, NVDR	87,200	26,295
Global Power Synergy PCL, NVDR	23,400	23,042
Gulf Development PCL, NVDR(1)	146,445	200,747
Gunkul Engineering PCL, NVDR	800,100	35,510
Haad Thip PCL, NVDR	2,800	1,347
Home Product Center PCL, NVDR	518,100	121,284
Ichitan Group PCL, NVDR	112,900	35,072
Indorama Ventures PCL, NVDR	77,100	47,648
Interlink Communication PCL, NVDR	21,100	3,243
IRPC PCL, NVDR	722,000	18,027
Italian-Thai Development PCL, NVDR(1)	149,800	1,368
Kasikornbank PCL, NVDR	46,000	215,758
KCE Electronics PCL, NVDR	141,600	67,975
KGI Securities Thailand PCL, NVDR	97,400	11,332
Khon Kaen Sugar Industry PCL, NVDR	55,500	2,502
Kiatnakin Phatra Bank PCL, NVDR	41,800	57,962
Krung Thai Bank PCL, NVDR	328,900	222,135
Krungthai Card PCL, NVDR	88,700	103,898
Land & Houses PCL, NVDR	776,400	94,977
LPN Development PCL, NVDR	37,300	2,262
Major Cineplex Group PCL, NVDR	139,000	38,151
MBK PCL, NVDR	86,252	45,686
MC Group PCL, NVDR	79,500	24,184
MCS Steel PCL, NVDR	43,200	11,291
Mega Lifesciences PCL, NVDR	61,600	47,924
Minor International PCL, NVDR	318,366	240,337
MK Restaurants Group PCL, NVDR	26,500	11,467
Muangthai Capital PCL, NVDR	94,400	119,793
Noble Development PCL, Class C, NVDR	40,800	2,175
Osotspa PCL, NVDR	92,900	44,881
Plan B Media PCL, NVDR	261,604	43,829
Polyplex Thailand PCL, NVDR	13,000	4,038

Precious Shipping PCL, NVDR	121,600	23,903
Premier Marketing PCL, NVDR	3,900	1,342
PRG Corp. PCL, NVDR	8,530	1,828
Prima Marine PCL, NVDR	238,400	40,645
Pruksa Holding PCL, NVDR	61,600	8,219
PTG Energy PCL, NVDR	241,000	46,225
PTT Exploration & Production PCL, NVDR	85,000	253,277
PTT Global Chemical PCL, NVDR	349,300	220,927
PTT Oil & Retail Business PCL, NVDR	199,100	71,398
PTT PCL, NVDR	642,000	581,190
Quality Houses PCL, NVDR	618,800	26,938
R&B Food Supply PCL, NVDR	8,900	1,181
Rajthanee Hospital PCL, NVDR	10,300	3,835
Ratch Group PCL, NVDR	119,200	92,399
Ratchthani Leasing PCL, NVDR	189,915	9,440
Regional Container Lines PCL, NVDR	105,400	84,144
Rojana Industrial Park PCL, NVDR	102,000	14,140
RS PCL, NVDR(1)	85,580	730
S Hotels & Resorts PCL, NVDR	188,700	8,909
Sabina PCL, NVDR	22,900	11,354
Sansiri PCL, NVDR	1,852,500	75,592
Sappe PCL, NVDR	15,800	14,083
SC Asset Corp. PCL, NVDR	164,100	8,130
SCB X PCL, NVDR	25,300	91,308
Sermsang Power Corp. Co. Ltd., NVDR	99,915	14,198
Siam Cement PCL, NVDR	21,000	105,935
Siam Global House PCL, NVDR	99,858	16,675
Siamgas & Petrochemicals PCL, NVDR	27,100	5,658
Singha Estate PCL, NVDR	20,100	355
Somboon Advance Technology PCL, NVDR	36,500	13,568
SPCG PCL, NVDR	13,200	3,195
Sri Trang Agro-Industry PCL, NVDR	120,000	46,658
Srisawad Capital 1969 PCL, NVDR	22,888	835
Srisawad Corp. PCL, NVDR	77,077	42,839
Srivichai Vejvivat PCL, NVDR	17,100	3,724
Star Petroleum Refining PCL, NVDR	115,900	20,117
Stecon Group PCL, NVDR(1)	179,600	40,383
STP & I PCL, NVDR(1)	59,900	5,682
Supalai PCL, NVDR	169,500	74,705
Super Energy Corp. PCL, NVDR(1)	1,374,500	7,092
Susco PCL, NVDR	160,100	13,254
Taokaenoi Food & Marketing PCL, Class R, NVDR	75,200	13,962
Thai Airways International PCL, NVDR(1)	6,800	2
Thai Oil PCL, NVDR	104,300	94,303
Thai Union Group PCL, NVDR	474,800	144,450
Thai Vegetable Oil PCL, NVDR	36,960	25,341
Thaifoods Group PCL, NVDR	231,210	35,868
Thanachart Capital PCL, NVDR	35,000	50,344
Thonburi Healthcare Group PCL, NVDR(1)	8,700	2,452
Thoresen Thai Agencies PCL, NVDR	181,300	23,059
TIDLOR Holdings PCL, NVDR	207,059	106,596
Tipco Asphalt PCL, NVDR	108,900	47,762
Tisco Financial Group PCL, NVDR	19,600	58,180
TKS Technologies PCL, NVDR	15,200	2,382
TMBThanachart Bank PCL, NVDR	1,760,700	102,847

TOA Paint Thailand PCL, NVDR	35,000	11,401
TPI Polene PCL, NVDR	546,000	15,472
TPI Polene Power PCL, NVDR	54,800	3,736
True Corp. PCL, NVDR(1)	712,158	270,810
TTW PCL, NVDR	14,400	3,815
Unique Engineering & Construction PCL, NVDR	4,000	239
Univanich Palm Oil PCL, NVDR	80,500	22,431
VGI PCL, NVDR(1)	508,360	33,998
WHA Corp. PCL, NVDR	451,300	43,920
Workpoint Entertainment PCL, NVDR(1)	14,600	1,940
		9,403,660
Turkey — 0.8%
Afyon Cimento Sanayi TAS	45,120	14,479
AG Anadolu Grubu Holding AS	1,863	12,167
Agesa Hayat ve Emeklilik AS	4,804	17,326
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	67,543	41,784
Akbank TAS	236,168	307,113
Akcansa Cimento AS	3,799	14,490
Akenerji Elektrik Uretim AS(1)	46,296	12,197
Akfen Yenilenebilir Enerji AS(1)	37,132	14,771
Aksa Enerji Uretim AS	15,862	13,127
Aksigorta AS(1)	126,861	18,798
Alarko Holding AS(2)	21,181	43,875
Albaraka Turk Katilim Bankasi AS	433,395	74,104
Anadolu Anonim Turk Sigorta Sirketi	33,366	74,921
Anadolu Efes Biracilik Ve Malt Sanayii AS(2)	13,367	47,511
Anadolu Hayat Emeklilik AS	8,394	16,565
Arcelik AS(1)	3,320	8,927
Aselsan Elektronik Sanayi Ve Ticaret AS(2)	40,599	134,264
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	19,911	47,516
Bera Holding AS(1)	107,853	38,655
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(1)	41,113	14,798
BIM Birlesik Magazalar AS	17,069	207,326
Bursa Cimento Fabrikasi AS	149,295	26,808
Cemtas Celik Makina Sanayi Ve Ticaret AS	3,609	1,069
Cimsa Cimento Sanayi VE Ticaret AS	15,955	19,612
Coca-Cola Icecek AS	36,117	44,935
Dogan Sirketler Grubu Holding AS	109,048	40,775
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	40,181	6,332
Dogus Otomotiv Servis ve Ticaret AS(2)	6,500	28,758
EGE Gubre Sanayii AS	10,306	21,586
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	17,191	20,225
Enerya Enerji AS	254,606	31,708
Eregli Demir ve Celik Fabrikalari TAS(2)	277,374	165,888
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	147,561	20,323
Ford Otomotiv Sanayi AS(2)	23,800	48,734
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	10,698	24,090
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	7,372	8,069
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,699	23,476
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	26,414	11,636
GSD Holding AS(1)	140,853	13,082
Gubre Fabrikalari TAS(1)	8,699	52,930
Haci Omer Sabanci Holding AS	110,982	218,849
HUN Yenilenebilir Enerji Uretim AS(1)	176,704	15,374
Ihlas Holding AS(1)	241,740	13,511

Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	21,180	33,028
Is Finansal Kiralama AS(1)	109,545	32,188
Is Yatirim Menkul Degerler AS	67,687	56,604
Isiklar Enerji ve Yapi Holding AS(1)	84,719	28,822
Jantsa Jant Sanayi Ve Ticaret AS	27,439	14,000
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(1)	17,876	17,734
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(1)	11,042	6,047
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	25,765	14,485
Kartonsan Karton Sanayi ve Ticaret AS(1)	321	651
Katilimevim Tasarruf Finansman AS	17,689	44,209
KOC Holding AS	46,188	167,046
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	10,865	24,010
Logo Yazilim Sanayi Ve Ticaret AS	13,289	47,286
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	47,368	36,955
Menderes Tekstil Sanayi ve Ticaret AS(1)	29,472	7,727
MIA Teknoloji AS(1)	13,107	10,307
MLP Saglik Hizmetleri AS(1)	6,501	52,298
Naturelgaz Sanayi ve Ticaret AS	27,106	6,021
NET Holding AS(1)	51,653	53,868
Nuh Cimento Sanayi AS	3,524	20,309
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)(2)	104,778	12,535
Osmanli Yatirim Menkul Degerler AS	26,147	4,824
Oyak Cimento Fabrikalari AS(1)	80,783	43,274
Pegasus Hava Tasimaciligi AS(1)	22,424	138,026
Petkim Petrokimya Holding AS(1)(2)	96,883	40,304
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	28,008	18,269
Polisan Holding AS(1)	73,545	36,260
Qua Granite Hayal(1)	133,792	19,045
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	130,308	45,565
Sasa Polyester Sanayi AS(1)(2)	249,144	20,848
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey	26,925	15,812
Sekerbank Turk AS(1)	362,719	41,728
Selcuk Ecza Deposu Ticaret ve Sanayi AS	15,486	27,034
Sok Marketler Ticaret AS	20,100	17,017
TAB Gida Sanayi Ve Ticaret AS, Class A	6,809	30,047
TAV Havalimanlari Holding AS(1)(2)	28,580	158,945
Tekfen Holding AS	43,726	123,786
Tofas Turk Otomobil Fabrikasi AS(2)	4,881	22,108
Tukas Gida Sanayi ve Ticaret AS(1)	265,975	15,737
Turk Altin Isletmeleri AS(1)(2)	38,142	22,596
Turk Hava Yollari AO(1)	31,589	220,341
Turkcell Iletisim Hizmetleri AS, ADR	43,376	263,726
Turkiye Halk Bankasi AS(1)(2)	30,178	14,972
Turkiye Is Bankasi AS, C Shares(2)	474,504	130,181
Turkiye Petrol Rafinerileri AS(2)	55,685	176,131
Turkiye Sigorta AS	123,641	52,027
Turkiye Sinai Kalkinma Bankasi AS(1)	232,812	64,761
Turkiye Sise ve Cam Fabrikalari AS(2)	106,325	89,504
Turkiye Vakiflar Bankasi TAO, D Shares(1)	198,741	114,352
Usak Seramik Sanayii AS(1)	188,760	25,604
Vestel Beyaz Esya Sanayi ve Ticaret AS	34,840	7,762
Vestel Elektronik Sanayi ve Ticaret AS(1)	23,545	19,901
Yapi ve Kredi Bankasi AS(1)(2)	248,820	161,681
YEO Teknoloji Enerji VE Endustri AS(1)	9,363	9,556
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(1)	19,027	11,357

Zorlu Enerji Elektrik Uretim AS(1)	118,717	9,053
		4,930,748
United States — 0.0%
Powerfleet, Inc. NJ(1)	264	1,201
TOTAL COMMON STOCKS (Cost $566,838,684)		634,592,682
WARRANTS — 0.0%
Brazil — 0.0%
Gol Linhas Aereas Inteligentes SA(1)	11,284	355
Marisa Lojas SA(1)	3,891	204
		559
Malaysia — 0.0%
Ann Joo Resources Bhd.(1)	4,150	182
NEXG Bhd.(1)	108,150	5,463
Perak Transit Bhd.(1)	2,086	93
PESTEC International Bhd.(1)	2,962	45
Supermax Corp. Bhd.(1)	12,482	616
Top Glove Corp. Bhd.(1)	12,335	594
VS Industry Bhd.(1)	56,910	735
YTL Corp. Bhd.(1)	19,939	3,407
YTL Power International Bhd.(1)	39,360	11,524
		22,659
Thailand — 0.0%
Better World Green PCL, NVDR(1)	114,350	35
Energy Absolute PCL, NVDR(1)	10,533	334
Jasmine International PCL, NVDR(1)	185,337	2,876
Kiatnakin Phatra Bank PCL, NVDR(1)	2,092	43
Noble Development PCL, NVDR(1)	20,400	56
Roctec Global PCL, NVDR(1)	149,200	134
RS PCL, NVDR(1)	4,279	15
VGI PCL, NVDR(1)	6,660	8
VGI PCL, NVDR(1)	2,886	58
		3,559
TOTAL WARRANTS (Cost $13,276)		26,777
RIGHTS — 0.0%
India — 0.0%
Mahindra & Mahindra Financial Services Ltd.(1)	9,535	7,370
Mahindra Lifespace Developers Ltd.(1)	1,120	1,177
		8,547
South Korea — 0.0%
Bukwang Pharmaceutical Co.(1)	181	84
Hanwha Aerospace Co. Ltd.(1)	142	11,989
		12,073
TOTAL RIGHTS (Cost $—)		20,620
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	736,008	736,008
State Street Navigator Securities Lending Government Money Market Portfolio(4)	13,544,986	13,544,986
TOTAL SHORT-TERM INVESTMENTS (Cost $14,280,994)		14,280,994
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $581,132,954)		648,921,073
OTHER ASSETS AND LIABILITIES — (2.6)%		(16,743,560)
TOTAL NET ASSETS — 100.0%		$632,177,513

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.8%
Information Technology	18.6%
Consumer Discretionary	13.7%
Industrials	10.2%
Materials	8.6%
Communication Services	7.7%
Consumer Staples	5.2%
Energy	4.0%
Health Care	3.6%
Utilities	3.1%
Real Estate	1.9%
Short-Term Investments	2.2%
Other Assets and Liabilities	(2.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $35,683,980. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $37,852,071, which includes securities collateral of $24,307,085.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$14,686,601	$15,077,763	—
Chile	456,470	3,256,860	—
China	30,502,431	131,916,615	—
Colombia	264,430	570,445	—
Czech Republic	—	1,096,865	—
Egypt	—	412,290	—
Greece	—	4,479,869	—
Hong Kong	2,859	546,122	—
Hungary	—	1,983,695	—
India	10,415,300	128,706,762	—
Indonesia	722,135	9,051,896	—
Malaysia	—	10,824,945	—
Mexico	3,969,494	9,055,165	—
Peru	1,803,629	—	—
Philippines	181,311	3,689,903	—
Poland	—	7,917,803	—
Russia	—	7	—
Singapore	—	14,709	—
South Africa	3,272,313	19,786,233	—
South Korea	5,098,661	67,387,806	—
Taiwan	38,852,405	94,253,281	—
Thailand	—	9,403,660	—
Turkey	263,726	4,667,022	—
United States	1,201	—	—
Warrants	—	26,777	—
Rights	—	20,620	—
Short-Term Investments	14,280,994	—	—
	$124,773,960	$524,147,113	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.